UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3320

Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2003

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Semiannual Report

September 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Prime Money Market Portfolio (formerly Domestic Portfolio)	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>

Fund Goals:

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Effective October 1, 2003, Fidelity Investments Money Management, Inc. (FIMM) has entered into a master international fixed-income research agreement with Fidelity International Investment Advisors (FIIA), and FIIA, in turn, has entered into a fixed-income sub-research agreement with Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. The funds' management fees are not impacted by these arrangements.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-843-3001

Semiannual Report

Treasury Only Portfolio

Investments September 30, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 102.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 51.8%
10/2/03	0.97%	$ 83,182,000	$ 83,179,367
10/16/03	1.19	20,000,000	19,990,167
10/23/03	1.19	60,000,000	59,956,550
10/30/03	0.85	39,000,000	38,974,217
11/6/03	1.11	20,000,000	19,978,000
11/6/03	1.14	30,000,000	29,966,100
11/13/03	1.10	25,000,000	24,967,451
11/20/03	1.04	5,170,000	5,162,604
11/20/03	1.05	25,000,000	24,963,889
11/20/03	1.06	20,000,000	19,970,833
11/28/03	1.08	20,000,000	19,965,522
11/28/03	1.10	35,000,000	34,938,536
12/4/03	1.11	40,000,000	39,921,778
1/2/04	0.94	144,653,000	144,302,540
2/5/04	1.02	10,719,000	10,680,619
2/12/04	1.02	17,400,000	17,334,262
2/12/04	1.03	15,000,000	14,942,771
2/12/04	1.04	40,000,000	39,846,644
2/26/04	1.05	38,600,000	38,434,170
			687,476,020
U.S. Treasury Bonds - 13.3%
11/15/03	0.95	62,000,000	62,820,012
11/15/03	0.96	40,000,000	40,377,425
11/15/03	0.97	60,612,000	61,411,957
11/15/03	1.02	11,185,000	11,289,161
			175,898,555
U.S. Treasury Bonds - principal STRIPS - 1.1%
11/15/03	1.27	15,000,000	14,976,316
U.S. Treasury Notes - 35.5%
10/31/03	0.88	120,000,000	120,180,000
10/31/03	0.95	28,000,000	28,040,443
11/30/03	0.96	63,000,000	63,206,349
12/31/03	0.94	24,000,000	24,134,794
12/31/03	0.96	24,000,000	24,133,941
1/31/04	0.99	75,000,000	75,487,393
2/29/04	1.25	15,000,000	15,105,551
5/31/04	0.87	25,585,000	25,983,230
5/31/04	1.02	15,000,000	15,218,320
5/31/04	1.10	10,000,000	10,140,023
6/30/04	1.05	10,000,000	10,133,533
7/31/04	1.26	16,000,000	16,126,284
8/31/04	1.25	7,600,000	7,658,093
8/31/04	1.28	10,000,000	10,073,339
8/31/04	1.29	25,000,000	25,181,665
			470,802,958

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Notes - coupon STRIPS - 0.5%
2/15/04	1.20%	$ 7,000,000	$ 6,968,101
TOTAL INVESTMENT PORTFOLIO - 102.2%	1,356,121,950
NET OTHER ASSETS - (2.2)%	(28,741,742)
NET ASSETS - 100%	$ 1,327,380,208
Total Cost for Income Tax Purposes $ 1,356,121,950
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $47,000 all of which will expire on March 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 1,356,121,950
Cash		360
Receivable for investments sold		144,335,366
Interest receivable		11,100,054
Receivable from investment adviser for expense reductions		45,255
Total assets		1,511,602,985

Liabilities
Payable for investments purchased	$ 183,279,728
Distributions payable	617,168
Accrued management fee	233,376
Distribution fees payable	37,874
Other payables and accrued expenses	54,631
Total liabilities		184,222,777

Net Assets		$ 1,327,380,208
Net Assets consist of:
Paid in capital		$ 1,327,549,118
Accumulated net realized gain (loss) on investments		(168,910)
Net Assets		$ 1,327,380,208
Calculation of Maximum Offering Price
Class I: Net Asset Value, offering price and redemption price per share ($1,106,559,079 ÷ 1,106,246,157 shares)		$ 1.00
Class II: Net Asset Value, offering price and redemption price per share ($118,500,748 ÷ 118,477,223 shares)		$ 1.00
Class III: Net Asset Value, offering price and redemption price per share ($93,797,339 ÷ 93,742,065 shares)		$ 1.00
Select Class: Net Asset Value, offering price and redemption price per share ($8,523,042 ÷ 8,523,635 shares)		$ 1.00

Statement of Operations

	Six months ended September 30, 2003 (Unaudited)

Investment Income
Interest		$ 8,173,191

Expenses
Management fee	$ 1,427,344
Transfer agent fees	118,953
Distribution fees	301,084
Accounting fees and expenses	74,842
Non-interested trustees' compensation	3,100
Custodian fees and expenses	11,769
Registration fees	32,187
Audit	15,357
Legal	2,516
Miscellaneous	2,986
Total expenses before reductions	1,990,138
Expense reductions	(261,767)	1,728,371
Net investment income		6,444,820
Net realized gain (loss) on investment securities		(68,565)
Net increase in net assets resulting from operations		$ 6,376,255

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2003 (Unaudited)	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,444,820	$ 23,138,250
Net realized gain (loss)	(68,565)	(52,086)
Net increase (decrease) in net assets resulting from operations	6,376,255	23,086,164
Distributions to shareholders from net investment income	(6,444,820)	(23,138,250)
Share transactions - net increase (decrease)	(222,052,538)	(70,295,891)
Total increase (decrease) in net assets	(222,121,103)	(70,347,977)

Net Assets
Beginning of period	1,549,501,311	1,619,849,288
End of period	$ 1,327,380,208	$ 1,549,501,311

Financial Highlights - Class I

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.015	.031	.059	.049	.049
Distributions from net investment income	(.005)	(.015)	(.031)	(.059)	(.049)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.47%	1.50%	3.14%	6.03%	4.98%	4.99%
Ratios to Average Net Assets D
Expenses before expense reductions	.24% A	.24%	.24%	.25%	.25%	.25%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	.94% A	1.48%	3.00%	5.87%	4.90%	4.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,106,559	$ 1,175,086	$ 1,198,837	$ 1,053,612	$ 1,133,330	$ 949,894

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.013	.029	.057	.047	.047
Distributions from net investment income	(.004)	(.013)	(.029)	(.057)	(.047)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.40%	1.34%	2.98%	5.88%	4.83%	4.84%
Ratios to Average Net Assets D
Expenses before expense reductions	.39% A	.39%	.39%	.40%	.40%	.42%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	.79% A	1.33%	2.82%	5.72%	4.73%	4.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,501	$ 225,480	$ 187,069	$ 120,059	$ 52,450	$ 57,776

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.012	.028	.056	.046	.046
Distributions from net investment income	(.003)	(.012)	(.028)	(.056)	(.046)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.35%	1.25%	2.88%	5.77%	4.72%	4.73%
Ratios to Average Net AssetsD
Expenses before expense reductions	.49%A	.49%	.49%	.50%	.50%	.51%
Expenses net of voluntary waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income	.69%A	1.23%	2.72%	5.62%	4.70%	4.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,797	$ 134,338	$ 233,842	$ 180,348	$ 161,062	$ 100,831

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.014	.004
Distributions from net investment income	(.004)	(.014)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.45%	1.45%	.36%
Ratios to Average Net Assets E
Expenses before expense reductions	.28% A	.29%	.28% A
Expenses net of voluntary waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income	.89% A	1.43%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,523	$ 14,598	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Investments September 30, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 24.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 10.8%
11/28/03	1.10%	$ 550,000,000	$ 549,034,141
2/19/04	1.04	350,000,000	348,581,865
4/1/04	1.01	59,800,000	59,496,216
			957,112,222
U.S. Treasury Notes - 12.7%
2/15/04	1.03	105,365,000	106,802,079
2/29/04	1.10	80,000,000	80,614,131
2/29/04	1.25	100,000,000	100,703,673
3/31/04	1.20	100,000,000	101,177,054
5/31/04	1.00	80,000,000	81,171,758
5/31/04	1.02	5,000,000	5,072,773
5/31/04	1.10	60,000,000	60,840,137
6/30/04	1.03	40,000,000	40,539,332
6/30/04	1.05	190,000,000	192,537,862
8/31/04	1.22	100,000,000	100,784,321
8/31/04	1.25	58,900,000	59,350,219
8/31/04	1.28	50,000,000	50,366,697
8/31/04	1.29	50,000,000	50,363,330
8/31/04	1.30	85,000,000	85,607,275
			1,115,930,641
U.S. Treasury Notes - coupon STRIPS - 0.5%
2/15/04	1.20	43,000,000	42,804,047
TOTAL U.S. TREASURY OBLIGATIONS			2,115,846,910
Repurchase Agreements - 76.7%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated:
9/12/03 due 10/14/03 At 0.99%	$ 475,418,000	$ 475,000,000
9/30/03 due 10/1/03 At:
0.93%	5,410,139,745	5,410,000,000
0.95%	540,862,342	540,848,000
0.97%	324,629,747	324,621,000
TOTAL REPURCHASE AGREEMENTS		6,750,469,000
TOTAL INVESTMENT PORTFOLIO - 100.7%	8,866,315,910
NET OTHER ASSETS - (0.7)%	(60,238,644)
NET ASSETS - 100%	$ 8,806,077,266
Total Cost for Income Tax Purposes $ 8,866,315,910
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $328,000 of which $137,000 and $191,000 will expire on March 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $6,750,469,000) - See accompanying schedule		$ 8,866,315,910
Receivable for fund shares sold		19,409
Interest receivable		5,389,012
Receivable from investment adviser for expense reductions		222,815
Total assets		8,871,947,146

Liabilities
Payable to custodian bank	$ 95
Payable for investments purchased	59,496,216
Distributions payable	3,790,623
Accrued management fee	1,490,259
Distribution fees payable	839,629
Other payables and accrued expenses	253,058
Total liabilities		65,869,880

Net Assets		$ 8,806,077,266
Net Assets consist of:
Paid in capital		$ 8,806,550,945
Accumulated net realized gain (loss) on investments		(473,679)
Net Assets		$ 8,806,077,266
Calculation of Maximum Offering Price
Class I: Net Asset Value, offering price and redemption price per share ($4,455,788,418 ÷ 4,455,339,735 shares)		$ 1.00
Class II: Net Asset Value, offering price and redemption price per share ($194,097,907 ÷ 194,005,018 shares)		$ 1.00
Class III: Net Asset Value, offering price and redemption price per share ($4,146,397,405 ÷ 4,146,894,733 shares)		$ 1.00
Select Class: Net Asset Value, offering price and redemption price per share ($9,793,536 ÷ 9,795,396 shares)		$ 1.00

Statement of Operations

	Six months ended September 30, 2003 (Unaudited)

Investment Income
Interest		$ 53,807,518

Expenses
Management fee	$ 9,393,146
Transfer agent fees	726,621
Distribution fees	5,286,750
Accounting fees and expenses	376,896
Non-interested trustees' compensation	20,389
Custodian fees and expenses	28,123
Registration fees	57,746
Audit	35,020
Legal	15,681
Miscellaneous	33,376
Total expenses before reductions	15,973,748
Expense reductions	(1,278,782)	14,694,966
Net investment income		39,112,552
Net realized gain (loss) on investment securities		(106,150)
Net increase in net assets resulting from operations		$ 39,006,402

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2003 (Unaudited)	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 39,112,552	$ 130,159,628
Net realized gain (loss)	(106,150)	66,467
Net increase (decrease) in net assets resulting from operations	39,006,402	130,226,095
Distributions to shareholders from net investment income	(39,112,552)	(130,159,628)
Share transactions - net increase (decrease)	(489,711,797)	6,164,743
Total increase (decrease) in net assets	(489,817,947)	6,231,210

Net Assets
Beginning of period	9,295,895,213	9,289,664,003
End of period	$ 8,806,077,266	$ 9,295,895,213

Financial Highlights - Class I

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.015	.030	.061	.050	.051
Distributions from net investment income	(.005)	(.015)	(.030)	(.061)	(.050)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.47%	1.47%	3.00%	6.22%	5.12%	5.19%
Ratios to Average Net Assets D
Expenses before expense reductions	.23% A	.23%	.23%	.24%	.24%	.24%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	.94% A	1.46%	2.93%	6.03%	5.00%	5.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,455,788	$ 5,082,046	$ 4,399,911	$ 5,152,269	$ 4,461,393	$ 3,935,421

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.013	.028	.059	.049	.049
Distributions from net investment income	(.004)	(.013)	(.028)	(.059)	(.049)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.40%	1.32%	2.85%	6.07%	4.97%	5.03%
Ratios to Average Net AssetsD
Expenses before expense reductions	.38%A	.38%	.38%	.39%	.39%	.39%
Expenses net of voluntary waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income	.79%A	1.31%	2.73%	5.90%	4.89%	4.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 194,098	$ 274,008	$ 369,643	$ 319,423	$ 473,503	$ 372,734

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.012	.027	.058	.048	.048
Distributions from net investment income	(.003)	(.012)	(.027)	(.058)	(.048)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.35%	1.22%	2.74%	5.96%	4.86%	4.93%
Ratios to Average Net AssetsD
Expenses before expense reductions	.48%A	.48%	.48%	.49%	.49%	.49%
Expenses net of voluntary waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income	.69%A	1.21%	2.65%	5.79%	4.74%	4.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,146,397	$ 3,937,618	$ 4,520,010	$ 3,776,116	$ 3,124,162	$ 2,921,727

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.014	.003
Distributions from net investment income	(.004)	(.014)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.45%	1.42%	.34%
Ratios to Average Net AssetsE
Expenses before expense reductions	.28%A	.28%	.27%A
Expenses net of voluntary waivers, if any	.25%A	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%A
Net investment income	.89%A	1.40%	1.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,794	$ 2,223	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Investments September 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 64.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 39.2%
Agency Coupons - 25.1%
10/1/03	0.98% (a)	$ 100,000,000	$ 99,924,260
10/1/03	1.00 (a)	240,000,000	239,883,722
10/3/03	1.34	100,000,000	100,000,000
10/7/03	0.99 (a)	175,000,000	174,889,939
10/27/03	1.01 (a)	360,000,000	359,672,940
10/28/03	1.04 (a)	160,000,000	159,915,696
12/10/03	1.08 (a)	250,000,000	250,000,000
12/23/03	1.07 (a)	200,000,000	199,939,740
12/24/03	1.07 (a)	220,000,000	219,966,846
8/30/04	1.25	100,000,000	100,000,000
9/24/04	1.50	50,000,000	50,000,000
9/27/04	1.50	25,000,000	25,000,000
10/25/04	1.35	125,000,000	125,000,000
			2,104,193,143
Discount Notes - 14.1%
10/17/03	1.42	50,000,000	49,968,889
10/17/03	1.84	125,000,000	124,899,556
11/12/03	1.16	520,000,000	519,302,473
12/1/03	1.10	46,270,000	46,183,758
12/1/03	1.11	88,000,000	87,834,487
12/12/03	1.39	50,000,000	49,863,000
12/12/03	1.45	25,000,000	24,928,500
12/24/03	1.08	80,000,000	79,799,333
2/2/04	1.15	26,670,000	26,564,357
2/4/04	1.15	121,862,000	121,375,771
2/25/04	1.15	50,000,000	49,767,250
			1,180,487,374
			3,284,680,517
Federal Home Loan Bank - 12.1%
Agency Coupons - 8.2%
10/25/03	1.04 (a)	170,000,000	169,933,870
12/15/03	1.06 (a)	212,000,000	211,944,628
12/21/03	1.07 (a)	50,000,000	49,984,880
12/22/03	1.10	30,000,000	30,286,931
8/4/04	1.25	50,000,000	50,000,000
8/18/04	1.30	143,000,000	143,000,000
9/24/04	1.44	30,000,000	30,000,000
			685,150,309
Discount Notes - 3.9%
10/31/03	1.06	135,000,000	134,883,068
11/7/03	1.16	94,995,000	94,882,721

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
2/6/04	1.11%	$ 49,650,000	$ 49,455,813
2/25/04	1.35	50,000,000	49,726,445
			328,948,047
			1,014,098,356
Freddie Mac - 13.4%
Agency Coupons - 1.5%
7/27/04	1.20	125,000,000	125,000,000
Discount Notes - 11.9%
10/27/03	1.22	225,000,000	224,803,375
11/6/03	1.08	80,000,000	79,913,600
11/14/03	1.32	50,000,000	49,920,433
12/4/03	1.14	18,000,000	17,963,840
12/24/03	1.08	270,960,000	270,280,342
12/31/03	1.01	100,000,000	99,747,222
2/26/04	1.30	160,000,000	159,158,044
3/12/04	1.15	50,000,000	49,741,917
3/25/04	1.30	50,000,000	49,687,111
			1,001,215,884
			1,126,215,884
TOTAL FEDERAL AGENCIES			5,424,994,757
Repurchase Agreements - 35.7%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
9/4/03 due 10/6/03 At 1.05%	$ 200,186,667	200,000,000
9/15/03 due 10/15/03 At 1.04%	300,260,000	300,000,000
9/16/03 due 11/24/03 At 1.05%	200,402,500	200,000,000
9/30/03 due 10/1/03 At:
1.11%	180,269,546	180,264,000
1.12%	2,066,064,560	2,066,000,000
1.12%	46,371,443	46,370,000
TOTAL REPURCHASE AGREEMENTS		2,992,634,000
TOTAL INVESTMENT PORTFOLIO - 100.4%	8,417,628,757
NET OTHER ASSETS - (0.4)%	(34,604,830)
NET ASSETS - 100%	$ 8,383,023,927
Total Cost for Income Tax Purposes $ 8,417,628,757
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $86,000 all of which will expire on March 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,992,634,000) - See accompanying schedule		$ 8,417,628,757
Cash		120
Receivable for fund shares sold		9,676
Interest receivable		4,032,653
Receivable from investment adviser for expense reductions		220,126
Other receivables		5,002
Total assets		8,421,896,334

Liabilities
Payable for investments purchased	$ 26,564,357
Payable for fund shares redeemed	7,290,644
Distributions payable	3,033,212
Accrued management fee	1,416,264
Distribution fees payable	294,223
Other payables and accrued expenses	273,707
Total liabilities		38,872,407

Net Assets		$ 8,383,023,927
Net Assets consist of:
Paid in capital		$ 8,383,301,775
Accumulated net realized gain (loss) on investments		(277,848)
Net Assets		$ 8,383,023,927
Calculation of Maximum Offering Price

Class I: Net Asset Value, offering price and redemption price per share ($6,673,874,048 ÷ 6,673,602,194 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($717,009,100 ÷ 716,892,217 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($850,634,318 ÷ 850,570,782 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($141,506,461 ÷ 141,516,394 shares)		$ 1.00

Statement of Operations

	Six months ended September 30, 2003 (Unaudited)

Investment Income
Interest		$ 53,804,547

Expenses
Management fee	$ 8,812,704
Transfer agent fees	715,523
Distribution fees	1,765,558
Accounting fees and expenses	355,401
Non-interested trustees' compensation	19,077
Appreciation in trustee deferred compensation account	291
Custodian fees and expenses	34,419
Registration fees	52,440
Audit	36,334
Legal	15,996
Miscellaneous	17,452
Total expenses before reductions	11,825,195
Expense reductions	(1,227,670)	10,597,525
Net investment income		43,207,022
Net realized gain (loss) on investment securities		(192,150)
Net increase in net assets resulting from operations		$ 43,014,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2003 (Unaudited)	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 43,207,022	$ 158,817,292
Net realized gain (loss)	(192,150)	257,843
Net increase (decrease) in net assets resulting from operations	43,014,872	159,075,135
Distributions to shareholders from net investment income	(43,207,022)	(158,817,292)
Share transactions - net increase (decrease)	(1,600,386,160)	(864,308,961)
Total increase (decrease) in net assets	(1,600,578,310)	(864,051,118)

Net Assets
Beginning of period	9,983,602,237	10,847,653,355
End of period	$ 8,383,023,927	$ 9,983,602,237

Financial Highlights - Class I

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.015	.031	.062	.052	.052
Distributions from net investment income	(.005)	(.015)	(.031)	(.062)	(.052)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.51%	1.53%	3.16%	6.34%	5.32%	5.31%
Ratios to Average Net Assets D
Expenses before expense reductions	.23% A	.23%	.23%	.26%	.25%	.25%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	1.02% A	1.52%	3.06%	6.13%	5.23%	5.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,673,874	$ 7,928,277	$ 8,603,811	$ 9,141,382	$ 6,033,243	$ 4,896,805

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.014	.030	.060	.050	.050
Distributions from net investment income	(.004)	(.014)	(.030)	(.060)	(.050)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.43%	1.38%	3.01%	6.18%	5.17%	5.16%
Ratios to Average Net Assets D
Expenses before expense reductions	.38% A	.38%	.38%	.41%	.41%	.41%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	.87% A	1.37%	2.86%	5.98%	5.10%	4.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 717,009	$ 917,091	$ 918,051	$ 827,899	$ 507,409	$ 419,679

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.013	.029	.059	.049	.049
Distributions from net investment income	(.004)	(.013)	(.029)	(.059)	(.049)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.38%	1.27%	2.90%	6.08%	5.06%	5.05%
Ratios to Average Net Assets D
Expenses before expense reductions	.48% A	.48%	.48%	.51%	.51%	.51%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	.77% A	1.27%	2.76%	5.88%	4.98%	4.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 850,634	$ 865,740	$ 1,325,692	$ 1,028,317	$ 1,088,894	$ 829,083

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.015	.004
Distributions from net investment income	(.005)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.48%	1.47%	.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.28% A	.28%	.27% A
Expenses net of voluntary waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income	.97% A	1.47%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 141,506	$ 272,495	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Investments September 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 4.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 1.9%
Suntrust Bank, Georgia
12/19/03	1.24% (b)	$ 20,000,000	$ 20,021,849
Wells Fargo Bank NA, San Francisco
10/6/03	1.07	50,000,000	50,000,000
10/7/03	1.07	50,000,000	49,999,916
			120,021,765
New York Branch, Yankee Dollar, Foreign Banks - 2.7%
Credit Suisse First Boston Bank
10/10/03	1.07	50,000,000	50,000,062
Societe Generale
11/3/03	1.06 (b)	40,000,000	39,985,860
Toronto-Dominion Bank
3/17/04	1.15	20,000,000	20,008,642
WestLB AG
12/12/03	1.08	65,000,000	65,000,000
			174,994,564
TOTAL CERTIFICATES OF DEPOSIT			295,016,329
Commercial Paper - 27.3%

Aegon Funding Corp.
11/25/03	1.10	25,000,000	24,957,986
Amsterdam Funding Corp.
10/7/03	1.08	55,000,000	54,990,100
10/9/03	1.08	55,000,000	54,986,800
Blue Ridge Asset Funding Corp.
10/3/03	1.07	25,000,000	24,998,514
Charta LLC
10/15/03	1.08	5,000,000	4,997,900
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/23/03	1.07	100,000,000	99,934,611
11/14/03	1.07	15,000,000	14,980,383
11/20/03	1.09	63,000,000	62,904,625
12/4/03	1.08	41,900,000	41,819,552
Citicorp
10/8/03	1.07	50,000,000	49,989,597
11/18/03	1.07	50,000,000	49,928,667
Emerald (MBNA Credit Card Master Note Trust)
10/30/03	1.08	24,000,000	23,979,120
GE Capital International Funding, Inc.
10/24/03	1.21	25,000,000	24,980,833
11/7/03	1.08	30,000,000	29,966,700
12/16/03	1.08	5,000,000	4,988,600
General Electric Capital Corp.
11/18/03	1.09	100,000,000	99,854,667
12/2/03	1.15	10,000,000	9,980,367
3/3/04	1.15	50,000,000	49,756,167
General Electric Capital Services, Inc.
11/6/03	1.08	50,000,000	49,946,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Electric Co.
11/20/03	1.07%	$ 20,000,000	$ 19,970,278
Hatteras Funding Corp.
12/12/03	1.08	37,538,000	37,456,918
HBOS Treasury Services PLC
12/18/03	1.08	60,000,000	59,860,250
Household Finance Corp.
3/8/04	1.13	20,000,000	19,901,067
3/11/04	1.13	50,000,000	49,748,000
3/15/04	1.13	5,000,000	4,974,178
Jupiter Securitization Corp.
10/7/03	1.08	25,310,000	25,305,444
Motown Notes Program
10/21/03	1.06	105,000,000	104,938,167
11/10/03	1.09	20,000,000	19,975,778
11/17/03	1.10	25,000,000	24,964,097
12/2/03	1.10	15,000,000	14,971,583
Newcastle (Discover Card Master Trust)
10/27/03	1.06	75,000,000	74,942,583
11/4/03	1.09	15,000,000	14,984,558
11/21/03	1.08	10,000,000	9,984,700
Newport Funding Corp.
10/6/03	1.07	80,000,000	79,988,111
Park Avenue Receivables Corp.
10/17/03	1.07	10,000,000	9,995,244
Park Granada LLC
11/12/03	1.09	100,000,000	99,872,833
11/13/03	1.10	25,000,000	24,967,153
12/4/03	1.12	15,262,000	15,231,612
Santander Finance, Inc.
3/3/04	1.16	30,000,000	29,852,417
Sheffield Receivables Corp.
10/2/03	1.08	119,990,000	119,986,400
10/24/03	1.07	74,620,000	74,568,989
Transamerica Finance Corp.
10/28/03	1.08	5,000,000	4,995,950
Windmill Funding Corp.
10/7/03	1.08	35,000,000	34,993,700
TOTAL COMMERCIAL PAPER			1,754,371,199
Federal Agencies - 16.5%

Fannie Mae - 10.4%
Agency Coupons - 3.6%
10/3/03	1.34	50,000,000	50,000,000
12/10/03	1.08 (b)	50,000,000	50,000,000
8/30/04	1.25	50,000,000	50,000,000
9/24/04	1.50	35,000,000	35,000,000
10/25/04	1.35	50,000,000	50,000,000
			235,000,000
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - continued
Discount Notes - 6.8%
11/12/03	1.16%	$ 45,000,000	$ 44,939,625
11/14/03	1.44	80,000,000	79,860,850
11/14/03	1.45	65,000,000	64,886,394
12/12/03	1.34	80,000,000	79,788,800
12/12/03	1.35	26,372,000	26,301,850
12/12/03	1.45	21,000,000	20,939,940
2/17/04	1.15	25,000,000	24,889,958
2/18/04	1.15	46,000,000	45,796,067
8/20/04	1.34	50,000,000	49,406,000
			436,809,484
			671,809,484
Federal Home Loan Bank - 3.2%
Agency Coupons - 3.2%
12/21/03	1.07 (b)	100,000,000	99,969,760
7/6/04	1.23	50,000,000	50,000,000
9/3/04	1.49	35,000,000	35,000,000
9/24/04	1.44	23,000,000	23,000,000
			207,969,760
Freddie Mac - 2.9%
Agency Coupons - 0.6%
7/27/04	1.20	40,000,000	40,000,000
Discount Notes - 2.3%
11/19/03	1.16	45,000,000	44,929,563
2/23/04	1.15	100,000,000	99,540,833
			144,470,396
			184,470,396
TOTAL FEDERAL AGENCIES			1,064,249,640
Bank Notes - 3.4%

National City Bank, Indiana
10/1/03	1.04 (b)	70,000,000	69,985,818
Wells Fargo Bank NA, San Francisco
10/1/03	1.04 (b)	150,000,000	149,985,000
TOTAL BANK NOTES			219,970,818
Master Notes - 4.0%

Bear Stearns Companies, Inc.
10/2/03	1.17	25,000,000	25,000,000
11/3/03	1.17	25,000,000	25,000,000
Goldman Sachs Group, Inc.
10/27/03	1.13 (c)	60,000,000	60,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
1/27/04	1.20% (c)	$ 89,000,000	$ 89,000,000
2/17/04	1.18 (c)	60,000,000	60,000,000
TOTAL MASTER NOTES			259,000,000
Medium-Term Notes - 19.7%

American Express Centurion Bank
10/14/03	1.12 (b)	30,000,000	30,000,640
American Express Credit Corp.
10/6/03	1.15 (b)	80,000,000	80,012,677
Bank of New York NA
10/7/03	1.07 (b)	80,000,000	79,995,976
12/26/03	1.06 (b)	50,000,000	49,989,089
Bank One Corp.
11/10/03	1.41 (b)	40,000,000	40,075,688
11/20/03	1.41 (b)	36,020,000	36,064,952
Bank One NA, Chicago
10/1/03	1.04 (b)	75,000,000	74,996,824
First Tennessee Bank NA, Memphis
10/14/03	1.07 (b)	55,000,000	55,000,000
10/21/03	1.07 (b)	29,500,000	29,497,050
First Union National Bank, North Carolina
12/15/03	1.32 (b)	100,000,000	100,182,029
GE Capital Assurance Co.
10/1/03	1.24 (b)(c)	20,000,000	20,000,000
General Electric Capital Corp.
10/9/03	1.20 (b)	60,000,000	60,000,000
10/17/03	1.15 (b)	60,000,000	60,000,000
10/22/03	1.18 (b)	10,000,000	10,000,421
Harwood Street Funding I LLC
10/20/03	1.24 (a)(b)	30,000,000	30,000,000
Household Finance Corp.
11/18/03	1.13 (b)	20,000,000	20,000,000
Morgan Stanley
10/15/03	1.24 (b)	65,000,000	65,000,000
National City Bank, Indiana
10/1/03	1.05 (b)	20,000,000	19,997,367
10/27/03	1.09 (b)	150,000,000	150,000,000
12/9/03	1.09 (b)	50,000,000	50,000,000
SLM Corp.
10/1/03	1.12 (a)(b)	30,000,000	30,000,000
U.S. Bank NA, Minnesota
10/21/03	1.17 (b)	100,000,000	100,012,659
USAA Auto Owner Trust
7/15/04	1.03	13,536,201	13,536,201
Verizon Global Funding Corp.
12/15/03	1.23 (b)	35,000,000	35,001,266
Wells Fargo & Co.
10/2/03	1.11 (b)	30,000,000	30,000,000
TOTAL MEDIUM-TERM NOTES			1,269,362,839
Short-Term Notes - 3.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Jackson National Life Insurance Co.
10/1/03	1.11% (b)(c)	$ 10,000,000	$ 10,000,000
Metropolitan Life Insurance Co.
10/1/03	1.30 (b)(c)	30,000,000	30,000,000
10/28/03	1.13 (b)	10,000,000	10,000,000
Monumental Life Insurance Co.
10/1/03	1.26 (b)(c)	10,000,000	10,000,000
10/1/03	1.29 (b)(c)	10,000,000	10,000,000
New York Life Insurance Co.
10/1/03	1.24 (b)(c)	95,000,000	95,000,000
Transamerica Occidental Life Insurance Co.
11/3/03	1.29 (b)(c)	35,000,000	35,000,000
Travelers Insurance Co.
10/1/03	1.22 (b)(c)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			210,000,000
Municipal Securities - 2.0%

Access to Lns. for Learning Student Ln. Corp. Rev. Bonds (Student Ln. Prog.) Series 2001 II A5, 1.12%, tender 10/1/03, LOC State Street Bank & Trust Co., Boston
10/1/03	1.12 (b)	43,400,000	43,400,000
Texas Pub. Fin. Auth. Rev. Bonds Series C5, 1.16% tender 2/12/04 (Liquidity Facility Texas St Comptroller Pub. Acnts), CP mode
2/12/04	1.14	25,000,000	25,000,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 2000 B, 1.12% 2/1/40, LOC Sallie Mae - 0.9%
2/2/04	1.12 (a)(b)	55,000,000	55,000,000
TOTAL MUNICIPAL SECURITIES			123,400,000
Repurchase Agreements - 20.3%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 9/30/03 due 10/1/03) At:
1.11%	$ 519,959,997	$ 519,944,000
1.12%	46,001,437	46,000,000
With:
Citigroup Global Markets, Inc. At:
1.25%, dated 9/30/03 due 10/1/03 (Collateralized by Corporate Obligations with principal amounts of $160,310,000, 2.64% - 9.4%, 3/15/04 - 3/15/33)	167,005,799	167,000,000
1.32%, dated 9/30/03 due 10/1/03 (Collateralized by Corporate Obligations with principal amounts of $152,337,000, 2.64% - 12.5%, 1/15/04 - 8/10/38)	150,005,500	150,000,000
Goldman Sachs & Co. At:
1.12%, dated 9/10/03 due 11/12/03 (Collateralized by Corporate Obligations with principal amounts of $107,684,908, 6.5% - 9.88%, 2/15/04 - 5/15/18)	90,176,400	90,000,000
1.26%, dated 9/30/03 due 10/1/03 (Collateralized by Commercial Paper Obligations with principal amounts of $17,402,465, 1.07% - 1.16%, 12/29/03 - 3/29/04)	17,000,594	17,000,000
Lehman Brothers, Inc. At:
1.26%, dated 9/30/03 due 10/1/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,433,621,899, 0.78% - 1.6%, 7/14/11 - 6/16/36)	66,002,310	66,000,000
1.29%, dated 9/30/03 due 10/1/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,018,570,338, 0% - 19.74%, 11/19/07 - 9/25/42)	250,008,958	250,000,000
TOTAL REPURCHASE AGREEMENTS		1,305,944,000
TOTAL INVESTMENT PORTFOLIO - 101.1%	6,501,314,825
NET OTHER ASSETS - (1.1)%	(69,758,031)
NET ASSETS - 100%	$ 6,431,556,794
Total Cost for Income Tax Purposes $ 6,501,314,825
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $115,000,000 or 1.8% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Capital Assurance Co. 1.24%, 10/1/03	7/31/03	$ 20,000,000
Goldman Sachs Group, Inc.: 1.13%, 10/27/03	6/26/03	$ 60,000,000
1.18%, 2/17/04	9/22/03	$ 60,000,000
1.2%, 1/27/04	8/12/03	$ 89,000,000
Jackson National Life Insurance Co. 1.11%, 10/1/03	3/31/03	$ 10,000,000
Metropolitan Life Insurance Co. 1.3%, 10/1/03	3/26/02	$ 30,000,000
Monumental Life Insurance Co.: 1.26%, 10/1/03	9/17/98	$ 10,000,000
1.29%, 10/1/03	3/12/99	$ 10,000,000
New York Life Insurance Co. 1.24%, 10/1/03	2/28/02 - 12/19/02	$ 95,000,000
Transamerica Occidental Life Ins Co. 1.29%, 11/3/03	4/28/00	$ 35,000,000
Travelers Insurance Co. 1.22%, 10/1/03	3/31/03	$ 10,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $429,000,000 or 6.7% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $20,270,000. The weighted average interest rate was 1.17%. Interest earned from the interfund lending program amounted to $660 and is included in interest income on the Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,305,944,000) - See accompanying schedule		$ 6,501,314,825
Cash		11,123
Receivable for fund shares sold		22,012
Interest receivable		3,408,140
Receivable from investment adviser for expense reductions		204,904
Other receivables		20,270,660
Total assets		6,525,231,664

Liabilities
Payable for investments purchased	$ 64,985,860
Payable for fund shares redeemed	25,235,148
Distributions payable	1,850,920
Accrued management fee	1,158,317
Distribution fees payable	254,947
Other payables and accrued expenses	189,678
Total liabilities		93,674,870

Net Assets		$ 6,431,556,794
Net Assets consist of:
Paid in capital		$ 6,431,717,844
Accumulated net realized gain (loss) on investments		(161,050)
Net Assets		$ 6,431,556,794
Calculation of Maximum Offering Price
Class I: Net Asset Value, offering price and redemption price per share ($4,956,865,880 ÷ 4,956,348,510 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($178,399,811 ÷ 178,292,588 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,047,813,431 ÷ 1,048,068,206 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($248,477,672 ÷ 248,474,526 shares)		$ 1.00

Statement of Operations

	Six months ended September 30, 2003 (Unaudited)

Investment Income
Interest		$ 40,930,243

Expenses
Management fee	$ 6,648,819
Transfer agent fees	534,699
Distribution fees	1,498,388
Accounting fees and expenses	274,498
Non-interested trustees' compensation	14,020
Custodian fees and expenses	46,238
Registration fees	114,187
Audit	33,862
Legal	11,555
Miscellaneous	12,897
Total expenses before reductions	9,189,163
Expense reductions	(1,040,321)	8,148,842
Net investment income		32,781,401
Net realized gain (loss) on investment securities		(161,050)
Net increase in net assets resulting from operations		$ 32,620,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2003 (Unaudited)	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 32,781,401	$ 122,216,485
Net realized gain (loss)	(161,050)	223,825
Net increase (decrease) in net assets resulting from operations	32,620,351	122,440,310
Distributions to shareholders from net investment income	(32,781,401)	(122,216,485)
Share transactions - net increase (decrease)	487,471,153	(3,136,067,518)
Total increase (decrease) in net assets	487,310,103	(3,135,843,693)

Net Assets
Beginning of period	5,944,246,691	9,080,090,384
End of period	$ 6,431,556,794	$ 5,944,246,691

Financial Highlights - Class I

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.016	.031	.062	.053	.052
Distributions from net investment income	(.005)	(.016)	(.031)	(.062)	(.053)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.52%	1.56%	3.17%	6.43%	5.45%	5.37%
Ratios to Average Net Assets D
Expenses before expense reductions	.23% A	.23%	.23%	.25%	.26%	.27%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	1.03% A	1.57%	3.14%	6.21%	5.47%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,956,866	$ 4,434,168	$ 6,782,201	$ 6,829,159	$ 4,362,301	$ 2,229,906

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.014	.030	.061	.052	.051
Distributions from net investment income	(.004)	(.014)	(.030)	(.061)	(.052)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.44%	1.42%	3.01%	6.27%	5.29%	5.22%
Ratios to Average Net Assets D
Expenses before expense reductions	.38% A	.38%	.38%	.40%	.41%	.43%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	.88% A	1.41%	2.96%	6.06%	5.21%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,400	$ 188,447	$ 886,244	$ 1,295,039	$ 315,890	$ 324,648

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.013	.029	.060	.051	.050
Distributions from net investment income	(.004)	(.013)	(.029)	(.060)	(.051)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.39%	1.31%	2.91%	6.16%	5.19%	5.11%
Ratios to Average Net Assets D
Expenses before expense reductions	.48% A	.49%	.49%	.50%	.52%	.53%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	.78% A	1.32%	2.81%	5.96%	5.20%	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,047,813	$ 1,187,191	$ 1,406,541	$ 1,531,496	$ 1,441,394	$ 597,374

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.015	.004
Distributions from net investment income	(.005)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.49%	1.51%	.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.28% A	.29%	.27% A
Expenses net of voluntary waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income	.98% A	1.52%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 248,478	$ 134,441	$ 5,104

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Investments September 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 26.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 1.3%
Standard Federal Bank
11/7/03	1.08%	$ 150,000,000	$ 150,000,000
11/12/03	1.08	69,000,000	69,000,000
			219,000,000
London Branch, Eurodollar, Foreign Banks - 16.1%
Banco Bilbao Vizcaya Argentaria SA
1/16/04	1.05	10,000,000	10,000,000
Barclays Bank PLC
10/29/03	1.05	35,000,000	35,000,000
11/28/03	1.05	45,000,000	45,000,000
12/29/03	1.05	45,000,000	45,000,000
3/11/04	1.12	25,000,000	25,001,099
3/17/04	1.12	50,000,000	50,000,000
3/18/04	1.13	100,000,000	100,000,000
3/22/04	1.12	200,000,000	200,000,000
Citibank NA
12/8/03	1.10	75,000,000	75,000,000
Citibank NA, New York
10/29/03	1.05	105,000,000	105,000,000
Credit Agricole Indosuez
8/5/04	1.39	80,000,000	80,000,000
8/5/04	1.40	80,000,000	80,000,000
Deutsche Bank AG
11/18/03	1.07	200,000,000	200,000,000
Dresdner Bank AG
10/15/03	1.05	85,000,000	85,000,000
12/19/03	1.09	165,000,000	165,000,000
HBOS Treasury Services PLC
11/26/03	1.09	200,000,000	200,000,000
11/28/03	1.10	76,000,000	76,000,000
1/21/04	1.06	200,000,000	200,000,000
1/29/04	1.12	222,000,000	222,000,000
ING Bank NV
10/1/03	1.05	300,000,000	300,000,000
Nordea Bank Finland PLC
10/2/03	1.05	300,000,000	300,000,000
Northern Rock PLC
10/1/03	1.06	50,000,000	50,000,000
			2,648,001,099
New York Branch, Yankee Dollar, Foreign Banks - 9.3%
BNP Paribas SA
10/1/03	1.04 (b)	290,000,000	289,950,409
8/5/04	1.41	105,000,000	105,000,000
Canadian Imperial Bank of Commerce
10/15/03	1.14 (b)	155,000,000	155,000,000
Credit Agricole Indosuez
10/1/03	1.04 (b)	75,000,000	74,988,690

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
10/1/03	1.07% (b)	$ 75,000,000	$ 74,996,127
10/27/03	1.06 (b)	65,000,000	64,987,152
Fortis Banque SA
10/1/03	1.06	100,000,000	100,000,000
Royal Bank of Canada
10/1/03	1.04 (b)	125,000,000	124,987,338
Societe Generale
10/1/03	1.04 (b)	85,000,000	84,991,067
10/1/03	1.05 (b)	115,000,000	114,994,896
11/3/03	1.06 (b)	110,000,000	109,961,115
Toronto-Dominion Bank
10/24/03	1.03	140,000,000	139,991,941
WestLB AG
12/12/03	1.08	80,000,000	80,000,000
			1,519,848,735
TOTAL CERTIFICATES OF DEPOSIT			4,386,849,834
Commercial Paper - 22.1%

Aegon Funding Corp.
11/10/03	1.07	40,000,000	39,952,444
11/24/03	1.08	75,000,000	74,878,500
11/25/03	1.08	100,000,000	99,835,000
Alliance & Leicester PLC
10/3/03	1.16	100,000,000	99,993,556
10/6/03	1.16	100,000,000	99,983,889
12/3/03	1.08	50,000,000	49,905,500
Charta LLC
10/28/03	1.07	75,000,000	74,939,812
11/6/03	1.07	26,000,000	25,972,180
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/17/03	1.07	25,000,000	24,988,111
10/21/03	1.08	75,000,000	74,955,000
10/23/03	1.07	50,000,000	49,967,306
11/12/03	1.08	50,000,000	49,937,000
11/18/03	1.07	6,000,000	5,991,440
11/24/03	1.07	100,000,000	99,839,500
12/4/03	1.10	15,000,000	14,970,667
12/5/03	1.08	10,000,000	9,980,500
12/9/03	1.08	70,000,000	69,855,100
Eagle Funding Capital Corp.
10/17/03	1.07	50,045,000	50,021,201
Emerald (MBNA Credit Card Master Note Trust)
10/15/03	1.06	70,000,000	69,971,144
10/23/03	1.10	55,000,000	54,963,028
10/28/03	1.09	206,000,000	205,831,595
10/30/03	1.09	13,948,000	13,935,753
11/4/03	1.08	48,000,000	47,951,040
11/12/03	1.08	62,000,000	61,921,880
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fairway Finance Corp.
12/15/03	1.07%	$ 31,169,000	$ 31,099,519
GE Capital International Funding, Inc.
10/24/03	1.21	70,000,000	69,946,333
12/16/03	1.08	20,000,000	19,954,400
General Electric Capital Corp.
11/17/03	1.09	25,000,000	24,964,424
11/18/03	1.09	80,000,000	79,883,733
General Electric Co.
11/20/03	1.07	30,000,000	29,955,417
Govco, Inc.
12/8/03	1.08	114,035,000	113,802,369
Hatteras Funding Corp.
11/13/03	1.09	24,813,000	24,780,695
1/15/04	1.10	50,189,000	50,026,443
Household Finance Corp.
3/15/04	1.13	10,000,000	9,948,356
3/17/04	1.13	15,000,000	14,921,600
Montauk Funding Corp.
11/20/03	1.10	85,000,000	84,870,139
Motown Notes Program
10/20/03	1.05	23,100,000	23,087,199
10/24/03	1.05	75,000,000	74,949,688
11/18/03	1.09	55,000,000	54,920,067
Nationwide Building Society
10/10/03	1.05	96,000,000	95,974,800
Paradigm Funding LLC
11/12/03	1.08	100,000,000	99,874,000
11/13/03	1.08	54,000,000	53,930,340
12/5/03	1.09	153,000,000	152,698,887
1/15/04	1.10	29,000,000	28,906,072
1/22/04	1.11	121,000,000	120,578,416
Park Granada LLC
10/14/03	1.10	64,990,000	64,964,185
10/29/03	1.07	200,000,000	199,833,556
11/13/03	1.10	115,000,000	114,848,903
11/14/03	1.09	120,000,000	119,840,133
12/4/03	1.12	40,000,000	39,920,356
Preferred Receivables Funding Corp.
10/3/03	1.07	160,000,000	159,990,489
Svenska Handelsbanken, Inc.
12/8/03	1.07	176,417,000	176,060,442
Transamerica Finance Corp.
10/28/03	1.08	20,000,000	19,983,800
TOTAL COMMERCIAL PAPER			3,625,055,907
Federal Agencies - 20.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 12.0%
Agency Coupons - 11.0%
12/10/03	1.08% (b)	$ 130,000,000	$ 130,000,000
12/23/03	1.07 (b)	175,000,000	174,947,273
12/24/03	1.07 (b)	84,000,000	83,972,389
7/20/04	1.06	315,000,000	314,999,995
7/23/04	1.08	200,000,000	200,000,000
8/30/04	1.25	100,000,000	100,000,000
8/30/04	1.30	200,000,000	200,000,000
9/24/04	1.50	150,000,000	150,000,000
10/1/04	1.55	100,000,000	100,000,000
10/19/04	1.35	150,000,000	150,000,000
10/25/04	1.35	199,000,000	199,000,000
			1,802,919,657
Discount Notes - 1.0%
1/28/04	1.08	173,101,000	172,488,751
			1,975,408,408
Federal Home Loan Bank - 5.7%
Agency Coupons - 5.7%
12/15/03	1.06 (b)	130,000,000	129,951,224
12/21/03	1.07 (b)	267,000,000	266,919,259
6/28/04	1.30	106,382,977	106,382,977
7/6/04	1.23	235,000,000	235,000,000
9/3/04	1.49	200,000,000	200,000,000
			938,253,460
Freddie Mac - 2.7%
Agency Coupons - 1.2%
7/27/04	1.20	200,000,000	200,000,000
Discount Notes - 1.5%
11/6/03	1.08	200,000,000	199,784,000
12/4/03	1.14	34,000,000	33,931,698
			233,715,698
			433,715,698
TOTAL FEDERAL AGENCIES			3,347,377,566
Bank Notes - 0.4%

National City Bank, Indiana
10/1/03	1.04 (b)	70,000,000	69,985,818
Master Notes - 3.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bear Stearns Companies, Inc.
10/2/03	1.17%	$ 40,000,000	$ 40,000,000
11/3/03	1.17	40,000,000	40,000,000
Goldman Sachs Group, Inc.
10/1/03	1.33 (b)(c)	126,000,000	126,000,000
1/27/04	1.20 (c)	234,000,000	234,000,000
2/17/04	1.18 (c)	140,000,000	140,000,000
TOTAL MASTER NOTES			580,000,000
Medium-Term Notes - 11.4%

American Express Credit Corp.
10/6/03	1.15 (b)	100,000,000	100,014,053
10/21/03	1.14 (a)(b)	50,000,000	49,980,622
Australia & New Zealand Banking Group Ltd.
12/5/03	1.20 (b)	10,000,000	10,005,172
Bank of New York Co., Inc.
10/29/03	1.11 (a)(b)	90,000,000	90,000,000
Bank One NA, Chicago
10/1/03	1.03 (b)	250,000,000	249,952,459
10/1/03	1.04 (b)	155,000,000	154,993,436
Capital One Auto Finance Trust
6/15/04	1.23	21,168,566	21,168,566
Chase Manhattan Auto Owner Trust
8/16/04	1.04	15,997,296	15,997,296
CIT Group, Inc.
12/1/03	2.64 (b)	76,600,000	77,065,649
Citigroup, Inc.
10/9/03	1.35 (b)	60,783,000	60,857,066
GE Capital Assurance Co.
10/1/03	1.24 (b)(c)	17,000,000	17,000,000
GE Life & Annuity Assurance Co.
10/1/03	1.22 (b)(c)	5,000,000	5,000,000
General Electric Capital Corp.
10/9/03	1.20 (b)	165,400,000	165,400,000
10/17/03	1.15 (b)	130,000,000	130,000,000
10/22/03	1.18 (b)	25,000,000	25,001,052
Harwood Street Funding I LLC
10/20/03	1.18 (b)	40,000,000	40,000,000
10/20/03	1.24 (a)(b)	65,000,000	65,000,000
HBOS Treasury Services PLC
12/24/03	1.13 (b)	150,000,000	150,000,000
Household Finance Corp.
11/18/03	1.13 (b)	45,000,000	45,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
National City Bank, Indiana
10/1/03	1.05% (b)	$ 235,000,000	$ 234,964,204
USA Education, Inc.
10/27/03	1.44 (b)	57,500,000	57,725,868
USAA Auto Owner Trust
7/15/04	1.03	6,768,101	6,768,101
Verizon Global Funding Corp.
12/15/03	1.23 (b)	100,000,000	100,003,616
TOTAL MEDIUM-TERM NOTES			1,871,897,160
Short-Term Notes - 3.3%

Jackson National Life Insurance Co.
10/1/03	1.11 (b)(c)	47,000,000	47,000,000
Metropolitan Life Insurance Co.
10/1/03	1.30 (b)(c)	65,000,000	65,000,000
10/28/03	1.13 (b)	25,000,000	25,000,000
Monumental Life Insurance Co.
10/1/03	1.26 (b)(c)	36,000,000	36,000,000
10/1/03	1.29 (b)(c)	55,000,000	55,000,000
New York Life Insurance Co.
10/1/03	1.24 (b)(c)	215,000,000	215,000,000
Transamerica Occidental Life Insurance Co.
11/3/03	1.29 (b)(c)	95,000,000	95,000,000
TOTAL SHORT-TERM NOTES			538,000,000
Time Deposits - 1.8%

ING Belgium SA/NV
10/1/03	1.19	300,000,000	300,000,000
Municipal Securities - 0.2%

California Hsg. Fin. Agcy. Home Mtg. Rev. 1.25% (FSA Insured), VRDN
10/7/03	1.25 (b)	26,370,000	26,370,000
Repurchase Agreements - 11.6%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 9/30/03 due 10/1/03 At 1.11%)	$ 1,656,051	$ 1,656,000
With:
Citigroup Global Markets, Inc. At:
1.25%, dated 9/30/03 due 10/1/03 (Collateralized by Corporate Obligations with principal amounts of:
$102,164,000, 0%, 10/28/03 - 12/24/03)	100,003,465	100,000,000
$497,069,000, 1.2% - 9.5%, 12/5/03 - 8/28/38)	499,017,326	499,000,000
1.3%, dated 9/30/03 due 10/1/03 (Collateralized by Commercial Paper Obligations with principal amounts of
$142,096,974, 4.25% - 11.88%, 3/15/04 - 6/25/43)	100,003,611	100,000,000
Deutsche Bank Securities, Inc. At:
1.26%, dated 9/30/03 due 10/1/03 (Collateralized by Corporate Obligations with principal amounts of $98,201,158, 1.18% - 7.95%, 6/15/04 - 7/23/36)	100,003,500	100,000,000
1.32%, dated 9/30/03 due 10/1/03 (Collateralized by Corporate Obligations with principal amounts of $677,379,913, 1.2% - 13.5%, 12/1/03 - 1/15/49)	400,014,667	400,000,000
Goldman Sachs & Co. At:
1.12%, dated 9/10/03 due 11/12/03 (Collateralized by Corporate Obligations with principal amounts of $291,540,773, 6.13% - 12.75%, 2/15/04 - 3/15/38)	240,470,400	240,000,000
1.26%, dated 9/30/03 due 10/1/03 (Collateralized by Commercial Paper Obligations with principal amounts of $117,304,000, 0%, 10/1/03)	115,004,017	115,000,000

	Maturity Amount	Value (Note 1)
Lehman Brothers, Inc. At:
1.26%, dated 9/30/03 due 10/1/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $2,495,481,661, 0.27% - 1.75%, 7/15/09 - 1/17/36)	$ 81,002,835	$ 81,000,000
1.34%, dated 9/30/03 due 10/1/03 (Collateralized by Corporate Obligations with principal amounts of $358,222,232, 6.25% - 13.38%, 11/19/03 - 7/15/28)	265,009,864	265,000,000
TOTAL REPURCHASE AGREEMENTS		1,901,656,000
TOTAL INVESTMENT PORTFOLIO - 101.4%	16,647,192,285
NET OTHER ASSETS - (1.4)%	(226,374,702)
NET ASSETS - 100%	$ 16,420,817,583
Total Cost for Income Tax Purposes $ 16,647,192,285
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $204,980,622 or 1.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Capital Assurance Co. 1.24%, 10/1/03	7/31/03	$ 17,000,000
GE Life & Annuity Assurance Co. 1.22%, 10/1/03	3/31/03	$ 5,000,000
Goldman Sachs Group, Inc.: 1.18%, 2/17/04	9/22/03	$ 140,000,000
1.2%, 1/27/04	8/12/03	$ 234,000,000
1.33%, 10/1/03	5/27/03	$ 126,000,000
Jackson National Life Insurance Co. 1.11%, 10/1/03	3/31/03	$ 47,000,000
Metropolitan Life Insurance Co. 1.3%, 10/1/03	3/26/02	$ 65,000,000
Monumental Life Insurance Co.: 1.26%, 10/1/03	7/31/98 - 9/17/98	$ 36,000,000
1.29%, 10/1/03	3/12/99	$ 55,000,000
New York Life Insurance Co. 1.24%, 10/1/03	2/28/02 - 12/19/02	$ 215,000,000
Transamerica Occidental Life Ins Co. 1.29%, 11/3/03	4/28/00	$ 95,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,035,000,000 or 6.3% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $8,459,000. The weighted average interest rate was 1.17%. Interest earned from the interfund lending program amounted to $275 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $414,000 all of which will expire on March 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,901,656,000) - See accompanying schedule		$ 16,647,192,285
Cash		116,362
Interest receivable		14,402,352
Receivable from investment adviser for expense reductions		662,254
Other receivables		16,870
Total assets		16,662,390,123

Liabilities
Payable for investments purchased	$ 233,950,981
Distributions payable	4,156,347
Accrued management fee	2,772,844
Distribution fees payable	107,674
Other payables and accrued expenses	584,694
Total liabilities		241,572,540

Net Assets		$ 16,420,817,583
Net Assets consist of:
Paid in capital		$ 16,421,775,230
Accumulated net realized gain (loss) on investments		(957,647)
Net Assets		$ 16,420,817,583
Calculation of Maximum Offering Price

Class I: Net Asset Value, offering price and redemption price per share ($15,819,587,332 ÷ 15,819,409,948 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($192,716,941 ÷ 192,730,400 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($384,406,105 ÷ 384,850,948 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($24,107,205 ÷ 24,107,287 shares)		$ 1.00

Statement of Operations

	Six months ended September 30, 2003 (Unaudited)

Investment Income
Interest		$ 105,106,582

Expenses
Management fee	$ 17,024,232
Transfer agent fees	1,284,050
Distribution fees	702,439
Accounting fees and expenses	479,023
Non-interested trustees' compensation	36,221
Appreciation in trustee deferred compensation account	1,126
Custodian fees and expenses	119,572
Registration fees	68,301
Audit	52,336
Legal	30,406
Miscellaneous	28,753
Total expenses before reductions	19,826,459
Expense reductions	(3,811,142)	16,015,317
Net investment income		89,091,265
Net realized gain (loss) on investment securities		(543,689)
Net increase in net assets resulting from operations		$ 88,547,576

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2003 (Unaudited)	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 89,091,265	$ 288,234,055
Net realized gain (loss)	(543,689)	(62,230)
Net increase (decrease) in net assets resulting from operations	88,547,576	288,171,825
Distributions to shareholders from net investment income	(89,091,265)	(288,234,055)
Share transactions - net increase (decrease)	(572,671,653)	(1,203,993,982)
Total increase (decrease) in net assets	(573,215,342)	(1,204,056,212)

Net Assets
Beginning of period	16,994,032,925	18,198,089,137
End of period	$ 16,420,817,583	$ 16,994,032,925

Financial Highlights - Class I

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.016	.032	.063	.053	.053
Distributions from net investment income	(.005)	(.016)	(.032)	(.063)	(.053)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.53%	1.59%	3.20%	6.47%	5.47%	5.40%
Ratios to Average Net Assets D
Expenses before expense reductions	.22% A	.22%	.23%	.24%	.24%	.24%
Expenses net of voluntary waivers, if any	.18% A	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18% A	.18%	.18%	.18%	.18%	.18%
Net investment income	1.06% A	1.58%	3.13%	6.26%	5.36%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,819,587	$ 16,325,249	$ 17,037,551	$ 19,336,800	$ 14,983,658	$ 12,768,085

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.014	.030	.061	.052	.051
Distributions from net investment income	(.005)	(.014)	(.030)	(.061)	(.052)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.45%	1.46%	3.04%	6.31%	5.31%	5.24%
Ratios to Average Net Assets D
Expenses before expense reductions	.38% A	.38%	.37%	.39%	.40%	.41%
Expenses net of voluntary waivers, if any	.33% A	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.33% A	.33%	.33%	.33%	.33%	.33%
Net investment income	.91% A	1.43%	2.89%	6.11%	5.17%	5.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 192,717	$ 205,579	$ 376,168	$ 270,781	$ 199,551	$ 89,741

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.013	.029	.060	.051	.050
Distributions from net investment income	(.004)	(.013)	(.029)	(.060)	(.051)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.40%	1.34%	2.94%	6.20%	5.20%	5.14%
Ratios to Average Net Assets D
Expenses before expense reductions	.48% A	.48%	.48%	.49%	.50%	.50%
Expenses net of voluntary waivers, if any	.43% A	.43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.43% A	.43%	.43%	.43%	.43%	.43%
Net investment income	.81% A	1.33%	2.88%	6.01%	5.10%	4.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,406	$ 438,935	$ 784,270	$ 788,628	$ 682,865	$ 652,511

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.015	.004
Distributions from net investment income	(.005)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.50%	1.54%	.38%
Ratios to Average Net Assets E
Expenses before expense reductions	.27% A	.28%	.27% A
Expenses net of voluntary waivers, if any	.23% A	.23%	.23% A
Expenses net of all reductions	.23% A	.23%	.23% A
Net investment income	1.01% A	1.53%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,107	$ 24,271	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Tax-Exempt Portfolio

Investments September 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.7%
	Principal Amount	Value (Note 1)
Alabama - 2.4%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Bonds 5.5% 1/1/20 (Pre-Refunded to 1/1/04 @ 102) (b)	$ 10,000,000	$ 10,312,927
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 B, 1.25%, VRDN (a)	6,440,000	6,440,000
Series 1995 E, 1.2%, VRDN (a)	10,000,000	10,000,000
Series 1999 A, 1.25%, VRDN (a)	24,950,000	24,950,000
Jefferson County Swr. Rev.:
Participating VRDN Series MS 00 397, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	8,545,000	8,545,000
Series 2003 B3, 1.09% (XL Cap. Assurance, Inc. Insured), VRDN (a)	12,500,000	12,500,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series C, 1.18%, VRDN (a)	12,000,000	12,000,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.13%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	3,265,000	3,265,000
Port City Med. Clinic Board Mobile Rev. (Infirmary Health Sys. Proj.) Series 1998 B, 1.1% (AMBAC Insured), VRDN (a)	5,000,000	5,000,000
Tuscaloosa County Port Auth. Rev. (Capstone Hotel Ltd. Proj.) Series 1989 A, 1.12%, LOC Southtrust Bank NA, VRDN (a)	3,210,000	3,210,000
		96,222,927
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 1.18% (Liquidity Facility Bank of America NA) (a)(c)	2,100,000	2,100,000
Series Merlots 99 D, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,300,000	3,300,000
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series B, 1.2%, VRDN (a)	5,000,000	5,000,000
		10,400,000
Arizona - 1.5%
Arizona Health Facilities Auth. Hosp. Sys. Rev. Bonds (Yavapai Reg'l. Med. Ctr. Proj.) 1.15%, tender 10/1/03 (FSA Insured) (a)	7,360,000	7,360,000
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 1.13% (Liquidity Facility WestLB AG) (a)(c)	4,980,000	4,980,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,155,000	4,155,000

	Principal Amount	Value (Note 1)
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 1,300,000	$ 1,300,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 1.2%, LOC Gen. Elec. Cap. Corp., VRDN (a)	18,000,000	18,000,000
Phoenix Indl. Dev. Auth. Rev. (Desert Botanical Garden Proj.) Series 2000, 1.15%, LOC Bank One NA, Chicago, VRDN (a)	4,000,000	4,000,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 1.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	3,470,000	3,470,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,665,000	1,665,000
Series SG 03 160, 1.13% (Liquidity Facility Societe Generale) (a)(c)	11,100,000	11,100,000
Series 1997 A, 0.9% 10/7/03, CP	4,700,000	4,700,000
		60,730,000
Arkansas - 0.0%
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 1.13% (MBIA Insured), VRDN (a)	1,950,000	1,950,000
California - 12.4%
Alvord Unified School District Participating VRDN Series PT 810, 1.11% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	11,545,000	11,545,000
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds:
Series FRRI 03 L12, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(d)	8,000,000	8,000,000
Series PT 795, 1.05%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	9,990,000	9,990,000
Participating VRDN:
Series PT 1753, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,710,000	14,710,000
Series PT 1890, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,750,000	10,750,000
Series Putters 310, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
California - continued
California Gen. Oblig.:
Bonds:
Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(d)	$ 77,400,000	$ 77,400,000
Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(d)	77,500,000	77,500,000
Participating VRDN:
Series PT 1727, 1.14% (Liquidity Facility BNP Paribas SA) (a)(c)	13,025,000	13,025,000
Series PT 1728, 1.14% (Liquidity Facility BNP Paribas SA) (a)(c)	10,560,000	10,560,000
Series Putters 245, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,660,000	6,660,000
Corona Ctfs. of Prtn. Participating VRDN Series PT 1860, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,980,000	5,980,000
Los Angeles Gen. Oblig. TRAN 2% 6/30/04	43,200,000	43,538,238
Los Angeles Unified School District Participating VRDN:
Series MS 01 629, 1.13% (Liquidity Facility Morgan Stanley) (a)(c)	15,995,000	15,995,000
Series PT 1737, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,570,000	5,570,000
Series PT 1854, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,435,000	7,435,000
Series PT 1855, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	19,150,000	19,150,000
Series ROCS RR II R25, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,665,000	6,665,000
Series SG 162, 1.11% (Liquidity Facility Societe Generale) (a)(c)	50,000,000	50,000,000
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 03 33, 1.11% (Liquidity Facility Citibank NA, New York) (a)(c)	11,870,000	11,870,000
Series PT 1912, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,170,000	9,170,000
Series ROC II R4511, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,250,000	5,250,000
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN Series PT 1857, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,840,000	14,840,000
Northern California Pwr. Agcy. Pub. Pwr. Rev. Participating VRDN Series MS 01 836, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	5,995,000	5,995,000
Pajaro Valley Unified School District Participating VRDN Series PA 1182, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,000,000	4,000,000

	Principal Amount	Value (Note 1)
Pico Rivera Wtr. Auth. Rev. Participating VRDN Series PT 788, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 4,995,000	$ 4,995,000
Poway Unified School District Participating VRDN Series PT 1889, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,430,000	5,430,000
Sacramento Muni. Util. District Elec. Rev. Participating VRDN Series PT 1970, 1.11% (Liquidity Facility WestLB AG) (a)(c)	6,045,000	6,045,000
San Marcos Pub. Facilities Auth. Tax Allocation Rev. Participating VRDN Series PA 1161, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,720,000	6,720,000
Southern California Pub. Pwr. Auth. Rev. Participating VRDN Series PA 1172, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,315,000	5,315,000
Univ. of California Revs. Participating VRDN Series MS 00 479, 1.13% (Liquidity Facility Morgan Stanley) (a)(c)	4,300,000	4,300,000
Vallejo City Unified School District Participating VRDN Series PT 1664, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,900,000	5,900,000
		489,298,238
Colorado - 3.6%
Arapahoe Park & Recreation District Participating VRDN Series PT 1677, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,700,000	3,700,000
Colorado Ed. Ln. Prog. TRAN 1.75% 8/9/04	9,200,000	9,254,311
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.2%, LOC Bank One NA, Chicago, VRDN (a)	19,200,000	19,200,000
(Sisters of Charity Leavenworth Proj.) 1.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,500,000	4,500,000
Colorado Hsg. & Fin. Auth.:
Bonds Series 2003 B5, 1% 7/1/04	38,300,000	38,300,000
Series AA, 1.07% (MBIA Insured), VRDN (a)	20,000	20,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.15% (Liquidity Facility Societe Generale) (a)(c)	12,000,000	12,000,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Merlots 97 Q, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,900,000	2,900,000
Series MS 00 425, 1.18% (Liquidity Facility Morgan Stanley) (a)(c)	8,432,500	8,432,500
Denver Health & Hosp. Auth. Health Care Rev. Series A, 1.25%, LOC Bank One NA, Chicago, VRDN (a)	5,325,000	5,325,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Colorado - continued
Moffat County Poll. Cont. Rev. (Colorado-UTE Elec. Assoc., Inc. Proj.) Series 1984, 1.2% (AMBAC Insured), VRDN (a)	$ 1,125,000	$ 1,125,000
Pueblo County School District #60 Participating VRDN Series PT 1683, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,325,000	8,325,000
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	6,930,000	6,930,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1%, tender 11/5/03 (a)	3,500,000	3,500,000
Summit County School District #RE1 TAN 1.45% 6/30/04	11,350,000	11,379,345
Westminster Sales & Use Tax Rev. Participating VRDN Series PT 1678, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,690,000	5,690,000
		140,581,156
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.25%, VRDN (a)	5,000,000	5,000,000
Delaware Hsg. Auth. Rev. Participating VRDN Series PA 39, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,195,000	2,195,000
		7,195,000
District Of Columbia - 0.9%
District of Columbia Gen. Oblig.:
Bonds Series PT 750, 1.05%, tender 2/12/04 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)(d)	14,635,000	14,635,000
Participating VRDN:
Series PT 1931, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,900,000	5,900,000
Series PT 852, 1.13% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	5,455,000	5,455,000
Series ROC II 99 10, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,965,000	3,965,000
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series PA 612, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,320,000	5,320,000
		35,275,000

	Principal Amount	Value (Note 1)
Florida - 6.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.13% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	$ 3,000,000	$ 3,000,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0905, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	5,630,000	5,630,000
Series EGL 96 C0905 Class A, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	9,900,000	9,900,000
Series MSTC 01 161, 1.23% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,395,000	6,395,000
Series PT 1743, 1.13% (Liquidity Facility WestLB AG) (a)(c)	2,445,000	2,445,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 00 0904, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000,000	5,000,000
Series EGL 01 0904, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	23,375,000	23,375,000
Series MS 01 570, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	13,615,000	13,615,000
Series MSTC 01 115, 1.23% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	16,100,000	16,100,000
Series MSTC 01 160, 1.23% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	13,315,000	13,315,000
Series PT 1687, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,045,000	17,045,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.23% (Liquidity Facility Societe Generale) (a)(c)	23,000,000	23,000,000
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN:
Series PT 1684, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,840,000	7,840,000
Series PT 1897, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,400,000	9,400,000
Florida Dept. of Trans. Participating VRDN Series ROC II R1001 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,575,000	7,575,000
Florida Local Govt. Fin. Auth. Rev. Series A, 1% 2/6/04, LOC Wachovia Bank NA, CP	4,680,000	4,680,000
JEA Elec. Sys. Rev. Participating VRDN Series PA 1068, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,620,000	5,620,000
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 0901, 1.25% (Liquidity Facility Citibank NA, New York) (a)(c)	1,330,000	1,330,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.2%, VRDN (a)	$ 3,200,000	$ 3,200,000
Miami-Dade County Edl. Facilities Auth. Rev. (Florida Memorial College Proj.) 1.1%, LOC Bank of America NA, VRDN (a)	4,150,000	4,150,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series PT 721, 1.13% (Liquidity Facility BNP Paribas SA) (a)(c)	9,300,000	9,300,000
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 1.17% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	3,160,000	3,160,000
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 845, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,395,000	7,395,000
Orange County Tourist Dev. Tax Rev. Bonds Series MS 817, 1.15%, tender 4/22/04 (Liquidity Facility Morgan Stanley) (a)(c)(d)	7,315,000	7,315,000
Palm Beach County Rev. (Morse Oblig. Group Proj.) 1.11%, LOC Key Bank NA, VRDN (a)	10,000,000	10,000,000
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 1.15%, LOC Bank of America NA, VRDN (a)	2,185,000	2,185,000
Saint Lucie County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.22%, VRDN (a)	2,800,000	2,800,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1985 A, 0.95% tender 10/1/03, LOC Suntrust Bank, CP mode	7,265,000	7,265,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series BA 01 N, 1.16% (Liquidity Facility Bank of America NA) (a)(c)	5,200,000	5,200,000
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 1.23% (Liquidity Facility Societe Generale) (a)(c)	19,400,000	19,400,000
		256,635,000
Georgia - 1.9%
Atlanta Arpt. Rev. Participating VRDN Series EGL 00 1003, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	10,000,000	10,000,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.3%, tender 3/25/04 (a)	3,600,000	3,600,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 1.12%, LOC Gen. Elec. Cap. Corp., VRDN (a)	7,000,000	7,000,000
Fulton County Bldg. Auth. Rev. Participating VRDN Series Putters 323, 1.16% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,645,000	13,645,000

	Principal Amount	Value (Note 1)
Fulton County Hsg. Auth. Rev. 1.25% (American Int'l. Group, Inc. Guaranteed), VRDN (a)	$ 19,000,000	$ 19,000,000
Georgia Gen. Oblig. Participating VRDN Series EGL 01 1001, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	10,580,000	10,580,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series BA 02 D, 1.16% (Liquidity Facility Bank of America NA) (a)(c)	6,810,000	6,810,000
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 1.2%, tender 4/12/04 (a)	3,100,000	3,100,000
		73,735,000
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Bonds 2%, tender 7/1/04, LOC Societe Generale (a)	4,600,000	4,634,234
Hawaii Gen. Oblig. Participating VRDN:
Series ROC II R153, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,300,000	3,300,000
Series ROC II R80, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,185,000	3,185,000
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 1.3%, tender 12/4/03 (FGIC Insured) (a)	6,100,000	6,100,000
		17,219,234
Idaho - 1.0%
Idaho Gen. Oblig. TAN 2% 6/30/04	22,400,000	22,570,255
Idaho Health Facilities Auth. Rev. (Saint Lukes Reg'l. Med. Ctr. Proj.) 1.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)	15,000,000	15,000,000
		37,570,255
Illinois - 5.1%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.18% (Liquidity Facility Bank of America NA) (a)(c)	9,000,000	9,000,000
Series MSDW 01 467, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
1.13% (Liquidity Facility WestLB AG) (a)(c)	4,260,000	4,260,000
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.) Series 2002 B, 1.15% tender 3/17/04, CP mode	1,000,000	1,000,000
Chicago Gen. Oblig.:
Bonds Series Merlots 01 A33, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	6,695,000	6,695,000
Participating VRDN:
Series Merlots 00 A12, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Chicago Gen. Oblig.: - continued
Participating VRDN:
Series MS 00 426, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	$ 7,695,000	$ 7,695,000
Series PA 643R, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,895,000	5,895,000
Chicago Park District Participating VRDN Series PT 1874, 1.13% (Liquidity Facility WestLB AG) (a)(c)	7,425,000	7,425,000
Chicago Pub. Bldg. Commision Bldg. Rev. Participating VRDN Series PT 1835, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,035,000	6,035,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.18%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (a)	10,000,000	10,000,000
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	3,000,000	3,000,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 1.17%, LOC Northern Trust Co., Chicago, VRDN (a)	10,200,000	10,200,000
Chicago Wtr. Rev. Participating VRDN Series Merlots 00 TT, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,400,000	2,400,000
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	6,700,000	6,700,000
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 1.15%, LOC Bank One NA, Chicago, VRDN (a)	3,500,000	3,500,000
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series 1999 B1, 1.18%, LOC Bank One NA, Chicago, VRDN (a)	8,590,000	8,590,000
(Illinois Valley Cmnty. Hosp. Proj.) Series 1999 D1, 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,515,000	5,515,000
(Lyric Opera of Chicago Proj.) 1.1%, LOC Bank One NA, Chicago, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)	21,700,000	21,700,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,250,000	4,250,000
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	2,300,000	2,300,000
Series Merlots 02 A49, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,955,000	5,955,000
Series MS 98 143, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	24,985,000	24,985,000

	Principal Amount	Value (Note 1)
Series PT 1975, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 4,045,000	$ 4,045,000
Series Putters 133, 1.16% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	4,970,000	4,970,000
Series ROC II R132, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,245,000	3,245,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	8,600,000	8,600,000
Series Merlots 02 A24, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,980,000	4,980,000
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series MS 00 296, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	2,495,000	2,495,000
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 1.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,600,000	2,600,000
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 00 1301, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	6,855,000	6,855,000
Series SG 65, 1.13% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
		203,090,000
Indiana - 1.8%
Indiana Bond Bank Rev. Participating VRDN Series PA 1129R, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995,000	4,995,000
Indiana Toll Road Commission Toll Road Rev. Participating VRDN Series Merlots 01 A104, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,400,000	3,400,000
Indiana Univ. Revs.:
0.93% 11/7/03, LOC Bank One NA, Chicago, CP	10,000,000	10,000,000
0.98% 1/12/04, LOC Bank One NA, Chicago, CP	4,500,000	4,500,000
Indianapolis Gen. Oblig. Series 2002, 0.95% 11/12/03, LOC Key Bank NA, CP	12,882,000	12,882,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 1.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,500,000	1,500,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 0.95% tender 10/15/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,400,000	5,400,000
Series 1985 L4, 0.95% tender 10/15/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,985,000	6,985,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Indiana - continued
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.): - continued
Series 1985 L5:
0.95% tender 10/15/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 1,500,000	$ 1,500,000
0.95% tender 12/11/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	9,200,000	9,200,000
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 1.25%, LOC Bank One NA, Chicago, VRDN (a)	2,000,000	2,000,000
Westfield Independent High School Bldg. Corp. Participating VRDN Series Putters 98 236, 1.16% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,065,000	10,065,000
		72,427,000
Iowa - 0.4%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 1.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,035,000	5,035,000
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 1.25%, LOC KBC Bank NV, VRDN (a)	9,540,000	9,540,000
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 1.15%, LOC Bank of America NA, VRDN (a)	2,500,000	2,500,000
		17,075,000
Kansas - 0.4%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of Administration-7th and Harrison State Office Bldg. Proj.):
Series 2002 J1, 1.25% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	7,975,000	7,975,000
Series 2002 J2, 1.25% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	5,800,000	5,800,000
		17,775,000
Kentucky - 1.9%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 0.94% tender 12/9/03, LOC PNC Bank NA, Pittsburgh, CP mode	18,800,000	18,800,000
Kenton County Arpt. Board Spl. Facilities Rev. (Delta Air Lines Co. Proj.) Series 2000 B, 1.12%, LOC Gen. Elec. Cap. Corp., VRDN (a)	2,300,000	2,300,000

	Principal Amount	Value (Note 1)
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 741, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 450,000	$ 450,000
Kentucky Property & Bldgs. Commission Revs. Bonds (#77 Proj.) 3% 8/1/04	2,000,000	2,032,205
Louisville & Jefferson County Metro. Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 01 1701, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	3,915,000	3,915,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	2,700,000	2,700,000
Series 1984 B2, 1.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	7,700,000	7,700,000
Series 1984 B3, 1.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	7,125,000	7,125,000
Middletown Rev. (Christian Academy Proj.) Series 1997, 1.25%, LOC Bank One, Kentucky NA, VRDN (a)	10,300,000	10,300,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1992 A, 1.05% tender 11/12/03, CP mode	14,100,000	14,100,000
Series 2001 A, 0.95% tender 10/6/03, CP mode	5,100,000	5,100,000
		74,522,205
Louisiana - 0.7%
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev.:
(LCDA Ln. Prog.) Series 2001 B, 1.18% (AMBAC Insured), VRDN (a)	17,365,000	17,365,000
(Shreveport/Independence Proj.) Series 2000, 1.18% (MBIA Insured), VRDN (a)	3,730,000	3,730,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 1.15%, LOC Bank One NA, Chicago, VRDN (a)	5,700,000	5,700,000
		26,795,000
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series PT 1923, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,745,000	2,745,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	3,975,000	3,975,000
		6,720,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Maryland - 1.9%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.15% tender 10/17/03, CP mode	$ 3,000,000	$ 3,000,000
Baltimore County Gen. Oblig. 0.9% 12/8/03, CP	25,000,000	25,000,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.15% tender 10/16/03, CP mode	15,740,000	15,740,000
Baltimore Rev. Participating VRDN Series SGA 20, 1.14% (Liquidity Facility Societe Generale) (a)(c)	5,500,000	5,500,000
Maryland Gen. Oblig. Participating VRDN Series MS 840, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	26,900,000	26,900,000
		76,140,000
Massachusetts - 0.5%
Chicopee Gen. Oblig. BAN 2.5% 11/20/03	11,872,000	11,889,141
Massachusetts Gen. Oblig.:
Series 1999 E, 1.1% 10/9/03 (Liquidity Facility Dexia Cr. Local de France), CP	5,700,000	5,700,000
Series 2001 B, 1.12% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,000,000	3,000,000
		20,589,141
Michigan - 2.5%
Detroit City School District Participating VRDN:
Series BA 01 P, 1.18% (Liquidity Facility Bank of America NA) (a)(c)	6,075,000	6,075,000
Series PT 1579, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,040,000	13,040,000
Detroit Swr. Disp. Rev. Participating VRDN Series PA 1183, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,025,000	8,025,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,000,000	2,000,000
Series MS 782, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	7,000,000	7,000,000
Series SG 64, 1.13% (Liquidity Facility Societe Generale) (a)(c)	2,000,000	2,000,000
Huron Valley School District Participating VRDN Series EGL 01 2203, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	13,375,000	13,375,000
L'Anse Creuse Pub. Schools Participating VRDN Series PA 754, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,145,000	4,145,000

	Principal Amount	Value (Note 1)
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 01 2202, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 8,145,000	$ 8,145,000
Series PA 889R, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,795,000	7,795,000
Michigan Gen. Oblig. Participating VRDN Series Putters 125, 1.14% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	8,055,000	8,055,000
Michigan Muni. Bond Auth. Rev. Participating VRDN Series PA 942R, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,225,000	8,225,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Projs.) Series 2002, 1.2%, LOC Comerica Bank, Detroit, VRDN (a)	9,800,000	9,800,000
		97,680,000
Minnesota - 2.9%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 1.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,050,000	4,050,000
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MS 01 634, 1.18% (Liquidity Facility Morgan Stanley) (a)(c)	7,800,000	7,800,000
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,290,000	3,290,000
Series SGA 121, 1.14% (Liquidity Facility Societe Generale) (a)(c)	3,700,000	3,700,000
Minneapolis Spl. School District #1 RAN Series B, 1.75% 8/6/04 (Minnesota Gen. Oblig. Guaranteed)	20,000,000	20,132,192
Minnesota Gen. Oblig. Participating VRDN:
Series EGL 01 2301, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	3,300,000	3,300,000
Series MS 01 719, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	6,965,000	6,965,000
Series ROC II R96, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,085,000	3,085,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series PT 114, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	20,280,000	20,280,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.15%, LOC Fannie Mae, VRDN (a)	21,400,000	21,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Roseville Health Care Facilities (Presbyterian Homes Proj.) 1.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 3,690,000	$ 3,690,000
Univ. of Minnesota Series 2001 C, 1.12% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	16,000,000	16,000,000
		113,692,192
Mississippi - 0.7%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,100,000	3,100,000
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	5,300,000	5,300,000
Series Putters 138, 1.16% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	14,415,000	14,415,000
Series ROC II R1043, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,495,000	4,495,000
		27,310,000
Missouri - 1.4%
Missouri Gen. Oblig. Participating VRDN Series MS 00 238, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	4,612,500	4,612,500
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series SG 157, 1.13% (Liquidity Facility Societe Generale) (a)(c)	14,840,000	14,840,000
(Christian Brothers College Proj.) Series A, 1.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	13,500,000	13,500,000
(De Smet Jesuit High School Proj.) Series 2002, 1.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,900,000	5,900,000
(Saint Louis Univ. Proj.):
Series 1999 B, 1.25% (Liquidity Facility Bank of America NA), VRDN (a)	5,000,000	5,000,000
1.25% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (a)	5,835,000	5,835,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 1.25%, VRDN (a)	3,900,000	3,900,000
		53,587,500
Montana - 0.3%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 1.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,250,000	11,250,000

	Principal Amount	Value (Note 1)
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Bonds Series A, 3.5% 12/1/03	$ 3,500,000	$ 3,511,389
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	9,000,000	9,000,000
Series MSTC 00 108, 1.23% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,495,000	9,495,000
		22,006,389
Nevada - 0.4%
Nevada Gen. Oblig. Participating VRDN:
Series SG 39, 1.13% (Liquidity Facility Societe Generale) (a)(c)	9,160,000	9,160,000
Series SGB 31, 1.15% (Liquidity Facility Societe Generale) (a)(c)	7,600,000	7,600,000
		16,760,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Participating VRDN Series PT 1810, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,300,000	5,300,000
New Hampshire Gen. Oblig. 0.95% 11/6/03, CP	4,800,000	4,800,000
New Hampshire Health & Edl. Facilities Auth. Rev. (Exeter Hosp. Group Proj.) Series 2001 B, 1.07%, LOC Fleet Nat'l. Bank, VRDN (a)	485,000	485,000
		10,585,000
New Jersey - 0.2%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 03 0041, 1.11% (Liquidity Facility Citibank NA, New York) (a)(c)	3,900,000	3,900,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PT 765, 1.11% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	5,390,000	5,390,000
		9,290,000
New Mexico - 0.1%
New Mexico Gen. Oblig. TRAN 2% 6/30/04	3,700,000	3,728,122
New York - 3.5%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series SG 125, 1.11% (Liquidity Facility Societe Generale) (a)(c)	5,200,000	5,200,000
Metro. Trans. Auth. Rev. Participating VRDN Series PA 1040, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Metro. Trans. Auth. Svc. Contract Rev. Participating VRDN Series MS 841, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	7,200,000	7,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1, 0.9% 11/7/03 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	$ 14,200,000	$ 14,200,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series PT 1901, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,180,000	10,180,000
BAN 2.5% 11/6/03	40,305,000	40,345,786
New York State Dorm. Auth. Revs. Bonds Series PT 746, 1.12%, tender 10/9/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	4,995,000	4,995,000
New York State Thruway Auth. Gen. Rev. BAN 1.125% 3/25/04	11,200,000	11,200,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 01 691, 1.1% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
Tobacco Settlement Fing. Corp. Participating VRDN Series PT 1911, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	34,985,000	34,985,000
		138,305,786
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	3,800,000	3,800,000
North Carolina - 2.1%
Charlotte Gen. Oblig. Participating VRDN Series MS 00 500, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	5,000,000	5,000,000
Fayetteville Pub. Wks Commission 1.14% (FSA Insured), VRDN (a)	23,250,000	23,250,000
North Carolina Cap. Facilities Fin. Agcy. Series 2001 A1, 0.9% 10/9/03, CP	6,261,000	6,261,000
North Carolina Cap. Facilities Fin. Agcy. Rev. (Cap. Area YMCA Proj.) 1.15%, LOC Wachovia Bank NA, VRDN (a)	14,300,000	14,300,000
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.1%, LOC Wachovia Bank NA, VRDN (a)	15,910,000	15,910,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN:
Series MS 00 209, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	5,995,000	5,995,000

	Principal Amount	Value (Note 1)
Series PA 693, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 6,295,000	$ 6,295,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN Series ROC II R211, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,330,000	4,330,000
		81,341,000
North Dakota - 0.2%
Ward County Health Care Facility Rev. Series 2002 A, 1.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,940,000	7,940,000
Ohio - 2.4%
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.) Series 2000 A, 1.18%, LOC Nat'l. City Bank, VRDN (a)	14,690,000	14,690,000
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 1.23%, LOC Bank One NA, VRDN (a)	3,500,000	3,500,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 1.17%, LOC Bank One NA, VRDN (a)	12,050,000	12,050,000
Ohio Gen. Oblig. Participating VRDN Series PT 1823, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,395,000	6,395,000
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1997, 1.25%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,440,000	6,440,000
Series 1999, 1.25%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	8,500,000	8,500,000
Portage County Gen. Oblig. BAN 2.5% 10/29/03	6,596,000	6,600,579
Stow Gen. Oblig. BAN 1.75% 5/13/04	15,845,000	15,903,737
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) Series 1997, 1.15%, LOC Key Bank NA, VRDN (a)	3,810,000	3,810,000
Univ. of Cincinnati Gen. Receipts BAN Series 2003 A, 1.75% 3/18/04	5,000,000	5,014,840
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 1.22%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	12,805,000	12,805,000
		95,709,156
Oklahoma - 1.6%
Oklahoma Dev. Fin. Auth. Hosp. Rev. (Deaconess Health Care Corp. Proj.) Series 2000 A, 1.18%, LOC KBC Bank NV, VRDN (a)	6,600,000	6,600,000
Oklahoma Dev. Fin. Auth. Rev. (Continuing Care Cmnty. Proj.) Series 2002 C, 1.25%, LOC KBC Bank NV, VRDN (a)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Oklahoma - continued
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.11% (AMBAC Insured), VRDN (a)	$ 46,100,000	$ 46,100,000
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.) 1.2%, LOC BNP Paribas SA, VRDN (a)	4,700,000	4,700,000
		61,400,000
Oregon - 0.3%
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Bonds Series C, 1.13% 4/15/04	10,400,000	10,400,000
Pennsylvania - 7.0%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762, 1.25%, tender 8/26/04 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)(d)	78,485,000	78,485,000
Allegheny County Port Auth. Bonds 2% 6/30/04, LOC PNC Bank NA, Pittsburgh	15,100,000	15,217,009
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 1.15%, LOC Allied Irish Banks PLC, VRDN (a)	2,900,000	2,900,000
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 1.09%, LOC KBC Bank NV, VRDN (a)	4,575,000	4,575,000
Harrisburg Auth. Wtr. Rev. Series 2002 B, 1.13% (FSA Insured), VRDN (a)	8,000,000	8,000,000
Huntingdon County Gen. Auth. College Rev. Bonds (Juniata College Proj.) Series 2001 A, 1.15%, tender 5/1/04, LOC PNC Bank NA, Pittsburgh (a)	15,800,000	15,800,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.):
Series 1997, 1.18% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	14,490,000	14,490,000
Series 2002, 1.18% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,500,000	5,500,000
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 1.1%, LOC Bank of New York NA, VRDN (a)	5,520,000	5,520,000
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 1.17% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	10,000,000	10,000,000
North Allegheny School District Bonds 5% 11/1/03 (FGIC Insured)	2,660,000	2,668,200
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.15% (AMBAC Insured), VRDN (a)	3,400,000	3,400,000
Penn State Higher Edl. Facilities Auth. (Student Assoc., Inc. Proj.) Series C, 1.11%, LOC Wachovia Bank NA, VRDN (a)	9,080,000	9,080,000

	Principal Amount	Value (Note 1)
Pennsylvania Gen. Oblig. Participating VRDN:
Series MSTC 00 110, 1.23% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	$ 7,020,000	$ 7,020,000
Series Putters 364, 1.11% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,140,000	6,140,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Kings College Prog.) Series 2002 J3, 1.15%, tender 5/1/04, LOC PNC Bank NA, Pittsburgh (a)	4,000,000	4,000,000
(Carlow College Proj.) Series 1997 B2, 1.12%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,000,000	5,000,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series Putters 366Z, 1.11% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Philadelphia Gas Works Rev. Series 2002 D:
1.05% 10/3/03, LOC JPMorgan Chase Bank, CP	7,300,000	7,300,000
1.1% 10/3/03, LOC JPMorgan Chase Bank, CP	8,700,000	8,700,000
Philadelphia Gen. Oblig. TRAN 2% 6/30/04	6,400,000	6,448,207
Philadelphia Muni. Auth. Rev. Participating VRDN Series FRRI 02 L12, 1.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	7,525,000	7,525,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series FRRI 02 L16, 1.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,150,000	6,150,000
Series SG 158, 1.09% (Liquidity Facility Societe Generale) (a)(c)	26,995,000	26,995,000
Scranton-Lackawanna Health & Welfare Auth. Rev. (Elan Gardens Proj.) Series 1996, 1.22%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,050,000	4,050,000
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 1.2% 5/4/04	8,200,000	8,200,000
		278,163,416
Rhode Island - 0.9%
Rhode Island & Providence Plantations Participating VRDN Series MS 01 568, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	9,835,000	9,835,000
Rhode Island Health & Edl. Bldg. Corp. Rev. (Care New England Proj.) Series 2002 A, 1.2%, LOC Fleet Nat'l. Bank, VRDN (a)	24,200,000	24,200,000
		34,035,000
South Carolina - 1.0%
Berkeley County Poll. Cont. Facilities Rev. (Alumax, Inc. Proj.) 1.53% (Alcoa, Inc. Guaranteed), VRDN (a)	7,600,000	7,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
South Carolina - continued
Charleston County School District TAN 1.25% 4/14/04	$ 10,100,000	$ 10,116,516
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 00 4001, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	2,000,000	2,000,000
Series EGL 03 0044, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	4,200,000	4,200,000
Series PT 1846, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,640,000	8,640,000
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series SGA 116, 1.23% (Liquidity Facility Societe Generale) (a)(c)	8,365,000	8,365,000
		40,921,516
South Dakota - 0.2%
Sioux Falls Sales Tax Rev. Bonds 5.45% 11/15/14 (AMBAC Insured) (Pre-Refunded to 11/15/03 @ 102) (b)	8,300,000	8,506,182
Tennessee - 1.4%
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,000,000	6,000,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,935,000	7,935,000
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.) Series B2, 1.25%, tender 1/5/04 (a)	10,900,000	10,900,000
Sevier County Pub. Bldg. Auth.:
Series IV A4, 1.25% (FSA Insured), VRDN (a)	6,080,000	6,080,000
Series IV C2, 1.25% (FSA Insured), VRDN (a)	3,200,000	3,200,000
Series IV G2, 1.25% (AMBAC Insured), VRDN (a)	6,000,000	6,000,000
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 00 4201, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	8,000,000	8,000,000
Series 2001 X, 0.95% 10/14/03, CP	3,000,000	3,000,000
TAN 2% 6/30/04	5,600,000	5,643,405
		56,758,405
Texas - 15.8%
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	10,000,000	10,000,000
Series PT 1699, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,805,000	2,805,000
Series SGA 131, 1.14% (Liquidity Facility Societe Generale) (a)(c)	8,605,000	8,605,000

	Principal Amount	Value (Note 1)
Austin Gen. Oblig. Participating VRDN Series EGL 00 4305, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 5,955,000	$ 5,955,000
Austin Util. Sys. Rev.:
Participating VRDN:
Series BA 98 V, 1.13% (Liquidity Facility Bank of America NA) (a)(c)	10,000,000	10,000,000
Series ROC II R129, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,005,000	7,005,000
Series A, 1% 1/14/04, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,790,000	5,790,000
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series EGL 00 4303, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000,000	5,000,000
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series B1, 1.25% (MBIA Insured), VRDN (a)	8,000,000	8,000,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.13%, LOC JPMorgan Chase Bank, VRDN (a)	4,300,000	4,300,000
Canutillo Independent School District Participating VRDN Series PT 1936, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,865,000	4,865,000
Comal Independent School District Participating VRDN Series PT 1676, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,030,000	6,030,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series EGL 01 4310, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	6,290,000	6,290,000
Dallas County Util. & Reclamation District Rev. Bonds Series PA 1136R, 1.16%, tender 10/30/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,570,000	6,570,000
Dallas Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 00 C4308, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	10,705,000	10,705,000
Dallas Wtr. & Swr. Sys. Rev. Series B, 0.9% 12/5/03, CP	5,658,000	5,658,000
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1.14% (Liquidity Facility Societe Generale) (a)(c)	2,485,000	2,485,000
El Paso Gen. Oblig. 1% 1/14/04, CP	5,000,000	5,000,000
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 1.14% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	13,105,000	13,105,000
Series PT 1905, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,170,000	4,170,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Harlandale Independent School District Participating VRDN Series SGA 100, 1.14% (Liquidity Facility Societe Generale) (a)(c)	$ 7,480,000	$ 7,480,000
Harris County Gen. Oblig.:
Bonds 2.5% 10/1/03	13,500,000	13,500,000
Participating VRDN:
Series EGL 01 4305, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	4,500,000	4,500,000
Series PA 02 1095, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,185,000	11,185,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Children's Hosp. Proj.) Series 1999 B1, 1.2% (MBIA Insured), VRDN (a)	12,980,000	12,980,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) 1.25%, VRDN (a)	28,800,000	28,800,000
(Saint Dominic Village Proj.) Series 2000, 1.13%, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
(YMCA of Greater Houston Proj.) 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	6,600,000	6,600,000
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 1.1% (MBIA Insured), VRDN (a)	11,400,000	11,400,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 01 4306, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	8,910,000	8,910,000
Series SG 03 161, 1.15% (Liquidity Facility Societe Generale) (a)(c)	3,900,000	3,900,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series EGL 01 4303, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	7,500,000	7,500,000
Houston Independent School District Bonds 1.05%, tender 6/3/04 (Permanent School Fund of Texas Guaranteed) (a)	15,300,000	15,296,923
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BA 02 F, 1.16% (Liquidity Facility Bank of America NA) (a)(c)	6,525,000	6,525,000
Series MSTC 01 111, 1.23% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,000,000	6,000,000
Kendleton Higher Ed. Fin. Corp. Ltd. Oblig. Rev. (Dallas Theological Seminary Proj.) Series 2003 A, 1.15%, LOC Bank One NA, Chicago, VRDN (a)	3,700,000	3,700,000
Leander Independent School District Participating VRDN Series EGL 03 39, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	10,000,000	10,000,000

	Principal Amount	Value (Note 1)
Lower Colorado River Auth. Rev.:
Participating VRDN:
Series EGL 00 4302, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 5,880,000	$ 5,880,000
Series EGL 99 4302, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	6,000,000	6,000,000
Series A, 0.95% 10/10/03, CP	11,000,000	11,000,000
Mansfield Independent School District Participating VRDN Series PA 1174, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,080,000	10,080,000
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 1.14% (Liquidity Facility Societe Generale) (a)(c)	6,000,000	6,000,000
North Harris Montgomery Cmnty. College District Rev. Bonds 3.75% 2/15/04	4,000,000	4,038,897
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 1.13% (Liquidity Facility Societe Generale) (a)(c)	6,100,000	6,100,000
Northside Independent School District Bonds 1.02%, tender 6/15/04 (Permanent School Fund of Texas Guaranteed) (a)	4,700,000	4,700,000
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 0.89% tender 10/6/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,340,000	5,340,000
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	2,085,000	2,085,000
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 1.23% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	4,000,000	4,000,000
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN Series SG 105, 1.13% (Liquidity Facility Societe Generale) (a)(c)	44,800,000	44,800,000
Series A, 0.95% 11/4/03, CP	6,800,000	6,800,000
1.12% (Liquidity Facility Bank of America NA), VRDN (a)	29,000,000	29,000,000
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series SG 51, 1.13% (Liquidity Facility Societe Generale) (a)(c)	6,250,000	6,250,000
San Antonio Independent School District:
Bonds Series AAB 01 28, 1.1%, tender 3/17/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)(d)	3,400,000	3,400,000
Participating VRDN Series PT 1600, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	12,250,000	12,250,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series Merlots 00 VV, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 2,300,000	$ 2,300,000
Series MSTC 01 132, 1.23% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,600,000	1,600,000
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series MSTC 01 114, 1.14% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,995,000	9,995,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	5,900,000	5,900,000
Spring Branch Independent School District Participating VRDN Series PA 881R, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,990,000	4,990,000
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev. Participating VRDN Series PA 126, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	202,000	202,000
Texas Gen. Oblig.:
Bonds Series 1996 B, 6% 10/1/03 (Escrowed to Maturity) (b)	4,000,000	4,000,000
TRAN 2% 8/31/04	107,200,000	108,020,826
Travis County Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 677, 1.16% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	4,995,000	4,995,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	5,800,000	5,800,000
Univ. of Texas Univ. Revs.:
Participating VRDN Series PT 1698, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	495,000	495,000
Series 2001 A, 0.9% 10/7/03, CP	5,900,000	5,900,000
Series 2002 A, 1% 1/14/04, CP	3,000,000	3,000,000
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series SGA 148, 1.14% (Liquidity Facility Societe Generale) (a)(c)	4,000,000	4,000,000
		624,536,646
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series PT 383, 1.05%, tender 4/29/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	9,995,000	9,995,000
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Bonds (Middlebury College Proj.) 1.15%, tender 5/1/04 (a)	8,675,000	8,675,000

	Principal Amount	Value (Note 1)
Virginia - 1.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.18% tender 10/15/03, CP mode	$ 3,000,000	$ 3,000,000
1.2% tender 10/14/03, CP mode	2,200,000	2,200,000
1.2% tender 11/7/03, CP mode	3,400,000	3,400,000
Series 1987, 1.2% tender 10/15/03, CP mode	1,300,000	1,300,000
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Participating VRDN Series MSTC 01 159, 1.23% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	11,495,000	11,495,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	5,145,000	5,145,000
Series Putters 134, 1.16% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	7,410,000	7,410,000
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	3,800,000	3,800,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Bonds Series B4, 1.08%, tender 10/1/03 (a)	3,600,000	3,600,000
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 1.16% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	12,765,000	12,765,000
		54,115,000
Washington - 5.6%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Bonds Series Merlots 01 A46, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	6,280,000	6,280,000
Energy Northwest Elec. Rev. Participating VRDN:
Series PA 825, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,245,000	6,245,000
Series PT 1978, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,680,000	6,680,000
Series Putters 256, 1.16% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,545,000	4,545,000
Series ROC II R4524, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,125,000	5,125,000
Series ROC II R5019, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,480,000	8,480,000
Everett Gen. Oblig. 1.15%, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Grant County Pub. Util. District #2 Elec. Rev. Participating VRDN Series PA 952, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,495,000	10,495,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 1,800,000	$ 1,800,000
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PT 1604, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,865,000	8,865,000
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series 1990:
0.99% tender 1/6/04, LOC JPMorgan Chase Bank, CP mode	2,300,000	2,300,000
1.1% tender 11/4/03, LOC JPMorgan Chase Bank, CP mode	17,400,000	17,400,000
Participating VRDN Series SGA 85, 1.23% (Liquidity Facility Societe Generale) (a)(c)	16,600,000	16,600,000
RAN 2.5% 11/21/03	2,300,000	2,303,165
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds 2% 12/1/03	3,000,000	3,004,563
Spokane County School District #81 Participating VRDN Series ROC II R4000, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,605,000	3,605,000
Spokane Pub. Facilities District Hotel & Motel Sales Use Tax Participating VRDN Series ROC RR II R2041, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,000,000	4,000,000
Tacoma Elec. Sys. Rev. Participating VRDN Series MS 00 512X, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	9,920,000	9,920,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4703, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	14,140,000	14,140,000
Series EGL 00 4704, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	3,065,000	3,065,000
Series EGL 00 4705, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	8,235,000	8,235,000
Series EGL 96 4701, 1.15% (Liquidity Facility Citibank NA, New York) (a)(c)	4,015,000	4,015,000
Series MS 00 388, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	12,145,000	12,145,000
Series MS 00 390, 1.14% (Liquidity Facility Morgan Stanley) (a)(c)	7,960,000	7,960,000
Series PT 1758, 1.13% (Liquidity Facility WestLB AG) (a)(c)	4,420,000	4,420,000
Series PT 1942, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,510,000	9,510,000
Series RobIns 6, 1.17% (Liquidity Facility Bank of New York NA) (a)(c)	13,095,000	13,095,000
Series SGA 34, 1.14% (Liquidity Facility Societe Generale) (a)(c)	5,080,000	5,080,000
Series SGA 36, 1.14% (Liquidity Facility Societe Generale) (a)(c)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	$ 7,300,000	$ 7,300,000
Washington Higher Ed. Facilities Auth. Rev. (Univ. of Puget Sound Proj.) Series 2001, 1.23%, VRDN (a)	5,305,000	5,305,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Bonds Series Merlots 00 A14, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	5,765,000	5,765,000
		222,282,728
West Virginia - 0.2%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998:
1.2%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,100,000	4,100,000
1.2%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	220,000	220,000
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 1.2%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	5,090,000	5,090,000
		9,410,000
Wisconsin - 0.9%
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.35%, VRDN (a)	3,900,000	3,900,000
Wisconsin Gen. Oblig. Participating VRDN Series ROC II R79, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,645,000	6,645,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series PT 787, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,915,000	6,915,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 1.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,800,000	7,800,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Participating VRDN Series Putters 122, 1.16% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,340,000	8,340,000
		33,600,000
Wyoming - 0.2%
Wyoming Ed. Fund RAN 1.5% 6/29/04	$ 9,200,000	$ 9,235,783
TOTAL INVESTMENT PORTFOLIO - 98.7%	3,896,964,977
NET OTHER ASSETS - 1.3%	51,498,253
NET ASSETS - 100%	$ 3,948,463,230
Total Cost for Income Tax Purposes $ 3,896,964,977
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762, 1.25%, tender 8/26/04 (Liquidity Facility Landesbank Hessen-Thuringen)	6/19/03 - 9/4/03	$ 78,485,000
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series FRRI 03 L12, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/28/03	$ 8,000,000
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series PT 795, 1.05%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/15/03	$ 9,990,000
California Gen. Oblig. Bonds Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 77,400,000
California Gen. Oblig. Bonds Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03	$ 77,500,000
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Bonds Series Merlots 01 A46, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	5/8/01 - 10/3/02	$ 6,280,000
Chicago Gen. Oblig. Bonds Series Merlots 01 A33, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	4/11/01	$ 6,695,000
District of Columbia Gen. Oblig. Bonds Series PT 750, 1.05%, tender 2/12/04 (Liquidity Facility Landesbank Hessen-Thuringen)	2/27/03	$ 14,635,000
Security	Acquisition Date	Cost
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series PT 383, 1.05%, tender 4/29/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/16/02	$ 9,995,000
New York State Dorm. Auth. Revs. Bonds Series PT 746, 1.12%, tender 10/9/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/14/03 - 4/7/03	$ 4,995,000
Orange County Tourist Dev. Tax Rev. Bonds Series MS 817, 1.15%, tender 4/22/04 (Liquidity Facility Morgan Stanley)	4/23/03	$ 7,315,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.1%, tender 3/17/04 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 3,400,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/10/03	$ 5,800,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Bonds Series Merlots 00 A14, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	10/27/00	$ 5,765,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $316,255,000 or 8% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 3,896,964,977
Cash		9,893,555
Receivable for investments sold		17,157,307
Receivable for fund shares sold		25,000,009
Interest receivable		10,559,184
Receivable from investment adviser for expense reductions		123,438
Other receivables		23,313
Total assets		3,959,721,783

Liabilities
Payable for investments purchased	$ 9,424,738
Distributions payable	987,024
Accrued management fee	673,370
Distribution fees payable	51,048
Other payables and accrued expenses	122,373
Total liabilities		11,258,553

Net Assets		$ 3,948,463,230
Net Assets consist of:
Paid in capital		$ 3,947,487,816
Accumulated net realized gain (loss) on investments		975,414
Net Assets		$ 3,948,463,230
Calculation of Maximum Offering Price
Class I: Net Asset Value, offering price and redemption price per share ($3,633,710,224 ÷ 3,632,793,897 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($119,624,084 ÷ 119,617,763 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($135,717,162 ÷ 135,687,031 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($59,411,760 ÷ 59,389,125 shares)		$ 1.00

Statement of Operations

	Six months ended September 30, 2003 (Unaudited)

Investment Income
Interest		$ 21,207,484

Expenses
Management fee	$ 3,921,792
Transfer agent fees	295,287
Distribution fees	290,291
Accounting fees and expenses	204,593
Non-interested trustees' compensation	8,196
Custodian fees and expenses	33,665
Registration fees	55,215
Audit	27,769
Legal	5,621
Miscellaneous	4,207
Total expenses before reductions	4,846,636
Expense reductions	(879,533)	3,967,103
Net investment income		17,240,381
Net realized gain (loss) on investment securities		719,965
Net increase in net assets resulting from operations		$ 17,960,346

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2003 (Unaudited)	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,240,381	$ 37,770,189
Net realized gain (loss)	719,965	667,808
Net increase (decrease) in net assets resulting from operations	17,960,346	38,437,997
Distributions to shareholders from net investment income	(17,240,381)	(37,770,189)
Distributions to shareholders from net realized gain	(395,693)	-
Total distributions	(17,636,074)	(37,770,189)
Share transactions - net increase (decrease)	329,744,585	708,166,616
Total increase (decrease) in net assets	330,068,857	708,834,424

Net Assets
Beginning of period	3,618,394,373	2,909,559,949
End of period	$ 3,948,463,230	$ 3,618,394,373

Financial Highlights - Class I

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.013	.022	.039	.033	.032
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.005	.013	.022	.039	.033	.032
Distributions from net investment income	(.005)	(.013)	(.022)	(.039)	(.033)	(.032)
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions	(.005)	(.013)	(.022)	(.039)	(.033)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.46%	1.30%	2.22%	4.02%	3.38%	3.28%
Ratios to Average Net Assets D
Expenses before expense reductions	.23% A	.24%	.23%	.25%	.25%	.25%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.19% A	.19%	.18%	.19%	.20%	.20%
Net investment income	.90% A	1.28%	2.10%	3.93%	3.32%	3.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,633,710	$ 3,336,601	$ 2,752,779	$ 1,852,107	$ 1,825,452	$ 1,876,635

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.011	.020	.038	.032	.031
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.004	.011	.020	.038	.032	.031
Distributions from net investment income	(.004)	(.011)	(.020)	(.038)	(.032)	(.031)
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions	(.004)	(.011)	(.020)	(.038)	(.032)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.39%	1.15%	2.07%	3.86%	3.22%	3.13%
Ratios to Average Net Assets D
Expenses before expense reductions	.38% A	.39%	.38%	.40%	.40%	.42%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.34% A	.34%	.33%	.34%	.35%	.35%
Net investment income	.75% A	1.13%	2.00%	3.82%	3.13%	3.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,624	$ 54,813	$ 43,910	$ 15,582	$ 25,937	$ 23,579

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per-share.

Financial Highlights - Class III

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.010	.019	.037	.031	.030
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.003	.010	.019	.037	.031	.030
Distributions from net investment income	(.003)	(.010)	(.019)	(.037)	(.031)	(.030)
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions	(.003)	(.010)	(.019)	(.037)	(.031)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.34%	1.05%	1.96%	3.76%	3.12%	3.03%
Ratios to Average Net AssetsD
Expenses before expense reductions	.48% A	.49%	.48%	.50%	.50%	.52%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.44% A	.44%	.43%	.44%	.45%	.45%
Net investment income	.65% A	1.02%	1.87%	3.64%	3.14%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,717	$ 123,031	$ 112,771	$ 83,817	$ 218,157	$ 48,807

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2003	Years ended March 31,
	(Unaudited)	2003	2002D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.012	.003
Net realized and unrealized gain (loss) F	-	-	-
Total from investment operations	.004	.012	.003
Distributions from net investment income	(.004)	(.012)	(.003)
Distributions from net realized gain	- F	-	-
Total distributions	(.004)	(.012)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.44%	1.24%	.26%
Ratios to Average Net AssetsE
Expenses before expense reductions	.28% A	.29%	.28% A
Expenses net of voluntary waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.24% A	.24%	.23% A
Net investment income	.85% A	1.23%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,412	$ 103,950	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio (formerly Domestic Portfolio), Money Market Portfolio and Tax-Exempt Portfolio (the funds) are funds of Colchester Street Trust (the trust). Each fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Each fund offers Class I, Class II, and Class III and Select Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain funds, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Note Purchase Agreements. Tax-Exempt Portfolio, together with other affiliated funds, has entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, Tax Exempt Portfolio is committed to purchase up to $9,000,000 worth of notes with a fixed coupon of 1.25%, maturing on August 31, 2004.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Note Purchase Agreements - continued

Payment for the notes is not required and interest does not accrue until their delivery date. The obligation of the fund to purchase these notes is subject to conditions of no material adverse changes in the credit quality of the issuer. The issuer can submit a request to purchase up to the maximum principal amount of the note or less. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated. The fund has identified securities as segregated with a value at least equal to the amount of the commitment.

3. Joint Trading Account.

At the end of the period, certain funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading
Dated September 4, 2003, due October 6, 2003	1.05%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$550,000,000
Aggregate maturity amount of agreements	$550,513,333
Aggregate market value of transferred assets	$566,415,782
Coupon rates of transferred assets	4.0% to 9.5%
Maturity dates of transferred assets	9/1/07 to 9/1/33
Dated September 12, 2003, due October 14, 2003	0.99%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$600,000,000
Aggregate maturity amount of agreements	$600,528,000
Aggregate market value of transferred assets	$623,024,616
Coupon rates of transferred assets	5.25% to 6.25%
Maturity dates of transferred assets	2/15/29 to 2/15/31
Dated September 15, 2003, due October 15, 2003	1.04%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$525,000,000
Aggregate maturity amount of agreements	$525,455,000
Aggregate market value of transferred assets	$535,500,000
Coupon rates of transferred assets	4% to 8.5%
Maturity dates of transferred assets	10/1/13 to 10/1/33
Dated September 16, 2003, due November 24, 2003	1.05%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$200,000,000
Aggregate maturity amount of agreements	$200,402,500
Aggregate market value of transferred assets	$204,098,377
Coupon rates of transferred assets	4% to 8.5%
Maturity dates of transferred assets	10/1/08 to 10/1/33
Dated September 30, 2003, due October 1, 2003	0.93%
Number of dealers or banks	12
Maximum amount with one dealer or bank	24.2%
Aggregate principal amount of agreements	$7,039,000,000
Aggregate maturity amount of agreements	$7,039,181,823
Aggregate market value of transferred assets	$7,210,110,251
Coupon rates of transferred assets	0% to 14%
Maturity dates of transferred assets	10/2/03 to 4/15/32

Semiannual Report

3. Joint Trading Account - continued

Summary of Joint Trading - continued
Dated September 30, 2003, due October 1, 2003	0.95%
Number of dealers or banks	5
Maximum amount with one dealer or bank	40%
Aggregate principal amount of agreements	$1,500,762,000
Aggregate maturity amount of agreements	$1,500,801,797
Aggregate market value of transferred assets	$1,533,484,339
Coupon rates of transferred assets	0% to 14%
Maturity dates of transferred assets	10/2/03 to 5/15/30
Dated September 30, 2003, due October 1, 2003	0.97%
Number of dealers or banks	3
Maximum amount with one dealer or bank	49.2%
Aggregate principal amount of agreements	$324,621,000
Aggregate maturity amount of agreements	$324,629,747
Aggregate market value of transferred assets	$332,276,056
Coupon rates of transferred assets	0% to 14%
Maturity dates of transferred assets	10/2/03 to 5/15/30
Dated September 30, 2003, due October 1, 2003	1.11%
Number of dealers or banks	4
Maximum amount with one dealer or bank	42.7%
Aggregate principal amount of agreements	$1,170,000,000
Aggregate maturity amount of agreements	$1,170,035,997
Aggregate market value of transferred assets	$1,194,404,976
Coupon rates of transferred assets	0% to 9%
Maturity dates of transferred assets	10/1/03 to 10/1/33
Dated September 30, 2003, due October 1, 2003	1.12%
Number of dealers or banks	9
Maximum amount with one dealer or bank	32.3%
Aggregate principal amount of agreements	$6,969,273,000
Aggregate maturity amount of agreements	$6,969,490,780
Aggregate market value of transferred assets	$7,110,575,661
Coupon rates of transferred assets	0% to 16%
Maturity dates of transferred assets	10/1/03 to 12/1/42
Dated September 30, 2003, due October 1, 2003	1.12%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$125,000,000
Aggregate maturity amount of agreements	$125,003,888
Aggregate market value of transferred assets	$127,500,117
Coupon rates of transferred assets	0% to 9%
Maturity dates of transferred assets	10/1/03 to 12/11/25

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. Each fund's management fee is equal to the following annual rate of average net assets:

Treasury Only Portfolio	.20%
Treasury Portfolio	.20%
Government Portfolio	.20%
Prime Money Market Portfolio	.20%
Money Market Portfolio	.20%
Tax-Exempt Portfolio	.20%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for Class II, Class III and Select Class shares. Class II, Class III and Select Class of each fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the funds and providing shareholder support services. For the period, the Service fee rates were as follows:

Class II	.15%
Class III	.25%
Select Class	.05%

The following amounts were paid to and retained by FDC:

	Paid to FDC	Retained by FDC
Treasury Only Portfolio:
Class II	$ 142,450	$ 101
Class III	155,936	-
Select Class	2,698	-
	$ 301,084	$ 101
Treasury Portfolio:
Class II	$ 155,261	$ 327
Class III	5,130,196	-
Select Class	1,293	-
	$ 5,286,750	$ 327
Government Portfolio:
Class II	$ 538,024	$ -
Class III	1,177,626	-
Select Class	49,908	94
	$ 1,765,558	$ 94
Prime Money Market Portfolio:
Class II	$ 121,587	$ 444
Class III	1,309,104	-
Select Class	67,697	-
	$ 1,498,388	$ 444
Money Market Portfolio:
Class II	$ 152,166	$ 2,632
Class III	545,756	-
Select Class	4,517	-
	$ 702,439	$ 2,632
Tax-Exempt Portfolio:
Class II	$ 84,455	$ -
Class III	185,358	-
Select Class	20,478	-
	$ 290,291	$ -

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

	Amount	% of Average Net Assets*
Treasury Only Portfolio - Class I	$ 93,239.02
Treasury Only Portfolio- Class II	14,818.02
Treasury Only Portfolio- Class III	10,306.02
Treasury Only Portfolio - Select Class	590.01
	$ 118,953
Treasury Portfolio - Class I	$ 397,291.02
Treasury Portfolio- Class II	15,721.02
Treasury Portfolio- Class III	313,016.02
Treasury Portfolio- Select Class	593.02
	$ 726,621
Government Portfolio - Class I	$ 561,808.02
Government Portfolio - Class II	60,308.02
Government Portfolio - Class III	75,940.02
Government Portfolio - Select Class	17,467.02
	$ 715,523
Prime Money Market Portfolio - Class I	$ 417,878.02
Prime Money Market Portfolio - Class II	11,952.01
Prime Money Market Portfolio - Class III	88,149.02
Prime Money Market Portfolio - Select Class	16,720.01
	$ 534,699
Money Market Portfolio - Class I	$ 1,227,510.02
Money Market Portfolio - Class II	17,887.02
Money Market Portfolio - Class III	37,393.02
Money Market Portfolio - Select Class	1,260.01
	$ 1,284,050
Tax-Exempt Portfolio - Class I	$ 269,494.02
Tax-Exempt Portfolio - Class II	8,399.01
Tax-Exempt Portfolio - Class III	10,346.01
Tax-Exempt Portfolio - Select Class	7,048.02
	$ 295,287

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt Portfolio. Citibank also has a sub-contract with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Treasury Only Portfolio
Class I	.20%	$ 200,734
Class II	.35%	34,438
Class III	.45%	22,272
Select Class	.25%	1,623
Treasury Portfolio
Class I	.20%	$ 696,594
Class II	.35%	28,773
Class III	.45%	552,595
Select Class	.25%	820
Government Portfolio
Class I	.20%	$ 966,168
Class II	.35%	102,024
Class III	.45%	130,325
Select Class	.25%	29,153
Prime Money Market Portfolio
Class I	.20%	$ 808,003
Class II	.35%	25,365
Class III	.45%	169,939
Select Class	.25%	36,138
Money Market Portfolio
Class I	.18%	$ 3,655,528
Class II	.33%	50,573
Class III	.43%	99,372
Select Class	.23%	3,908
Tax-Exempt Portfolio
Class I	.20%	$ 601,639
Class II	.35%	18,787
Class III	.45%	25,485
Select Class	.25%	14,571

In addition, through arrangements with each applicable fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Treasury Only Portfolio	$ 2,700
Prime Money Market Portfolio	876
Money Market Portfolio	1,761
Tax-Exempt Portfolio	33,416		$ 126,225
Class I		$ 55,810
Class II		1,729
Class III		665
Select Class		1,206

Semiannual Report

6. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Treasury Only Portfolio	-	2	28%
Treasury Portfolio	-	2	44%
Government Portfolio	-	1	17%
Prime Money Market Portfolio	-	1	15%
Money Market Portfolio	33%	-	-

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2003	Year ended March 31, 2003
From net investment income
Treasury Only Portfolio - Class I	$ 5,209,100	$ 17,908,201
Treasury Only Portfolio - Class II	752,542	2,773,431
Treasury Only Portfolio - Class III	434,243	2,320,958
Treasury Only Portfolio - Select Class	48,935	135,660
Total	$ 6,444,820	$ 23,138,250
Treasury Portfolio - Class I	$ 24,021,154	$ 73,536,232
Treasury Portfolio - Class II	818,524	3,911,959
Treasury Portfolio - Class III	14,248,149	52,465,961
Treasury Portfolio - Select Class	24,725	245,476
Total	$ 39,112,552	$ 130,159,628
Government Portfolio - Class I	$ 35,508,589	$ 130,529,595
Government Portfolio - Class II	3,116,601	10,654,142
Government Portfolio - Class III	3,619,980	15,867,097
Government Portfolio - Select Class	961,852	1,766,458
Total	$ 43,207,022	$ 158,817,292
Prime Money Market Portfolio - Class I	$ 26,644,560	$ 95,455,287
Prime Money Market Portfolio - Class II	710,520	7,528,890
Prime Money Market Portfolio - Class III	4,088,998	17,331,013
Prime Money Market Portfolio - Select Class	1,337,323	1,901,295
Total	$ 32,781,401	$ 122,216,485
Money Market Portfolio - Class I	$ 86,331,489	$ 275,578,669
Money Market Portfolio - Class II	900,133	3,732,061
Money Market Portfolio - Class III	1,766,803	8,698,938
Money Market Portfolio - Select Class	92,840	224,387
Total	$ 89,091,265	$ 288,234,055
Tax-Exempt Portfolio - Class I	$ 15,994,077	$ 35,707,689
Tax-Exempt Portfolio - Class II	418,844	553,376
Tax-Exempt Portfolio - Class III	479,812	1,069,026
Tax-Exempt Portfolio - Select Class	347,648	440,098
Total	$ 17,240,381	$ 37,770,189
From net realized gain
Tax-Exempt Portfolio - Class I	$ 361,133	$ -
Tax-Exempt Portfolio - Class II	12,871	-
Tax-Exempt Portfolio - Class III	13,883	-
Tax-Exempt Portfolio - Select Class	7,806	-
Total	$ 395,693	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended September 30, 2003	Year ended March 31, 2003
Treasury Only Portfolio Class I Shares sold	1,782,461,430	3,284,471,436
Reinvestment of distributions	2,007,280	9,122,237
Shares redeemed	(1,852,940,000)	(3,317,320,464)
Net increase (decrease)	(68,471,290)	(23,726,791)
Treasury Only Portfolio Class II Shares sold	439,927,520	1,294,284,359
Reinvestment of distributions	526,033	1,618,283
Shares redeemed	(547,424,634)	(1,257,476,101)
Net increase (decrease)	(106,971,081)	38,426,541
Treasury Only Portfolio Class III Shares sold	159,334,493	584,271,923
Reinvestment of distributions	245,523	1,080,715
Shares redeemed	(200,114,899)	(684,846,842)
Net increase (decrease)	(40,534,883)	(99,494,204)
Treasury Only Portfolio Select Class Shares sold	37,121,604	60,457,595
Reinvestment of distributions	46,875	129,133
Shares redeemed	(43,243,763)	(46,088,165)
Net increase (decrease)	(6,075,284)	14,498,563
Treasury Portfolio Class I Shares sold	36,262,838,349	61,133,520,876
Reinvestment of distributions	8,708,573	28,776,907
Shares redeemed	(36,897,758,164)	(60,480,213,257)
Net increase (decrease)	(626,211,242)	682,084,526
Treasury Portfolio Class II Shares sold	917,379,137	2,491,666,377
Reinvestment of distributions	173,450	403,692
Shares redeemed	(997,459,150)	(2,587,698,175)
Net increase (decrease)	(79,906,563)	(95,628,106)
Treasury Portfolio Class III Shares sold	9,573,709,903	17,666,591,069
Reinvestment of distributions	2,907,492	11,062,810
Shares redeemed	(9,367,781,520)	(18,260,070,475)
Net increase (decrease)	208,835,875	(582,416,596)
Treasury Portfolio Select Class Shares sold	67,014,689	119,868,542
Reinvestment of distributions	19,871	54,993
Shares redeemed	(59,464,427)	(117,798,616)
Net increase (decrease)	7,570,133	2,124,919
Government Portfolio Class I Shares sold	20,229,648,052	62,601,344,598
Reinvestment of distributions	18,601,365	67,086,009
Shares redeemed	(21,502,489,987)	(63,344,191,159)
Net increase (decrease)	(1,254,240,570)	(675,760,552)

Semiannual Report

8. Share Transactions - continued

	Six months ended September 30, 2003	Year ended March 31, 2003
Government Portfolio Class II Shares sold	3,729,595,946	7,265,411,448
Reinvestment of distributions	1,599,249	7,363,263
Shares redeemed	(3,931,268,327)	(7,273,744,218)
Net increase (decrease)	(200,073,132)	(969,507)
Government Portfolio Class III Shares sold	2,597,847,636	7,461,532,547
Reinvestment of distributions	1,439,750	7,427,982
Shares redeemed	(2,614,375,334)	(7,928,939,968)
Net increase (decrease)	(15,087,948)	(459,979,439)
Government Portfolio Select Class Shares sold	788,126,582	1,474,375,817
Reinvestment of distributions	6,382	7,504
Shares redeemed	(919,117,474)	(1,201,982,784)
Net increase (decrease)	(130,984,510)	272,400,537
Prime Money Market Portfolio Class I Shares sold	28,987,339,673	69,716,027,293
Reinvestment of distributions	17,053,044	54,751,837
Shares redeemed	(28,481,572,052)	(72,118,974,166)
Net increase (decrease)	522,820,665	(2,348,195,036)
Prime Money Market Portfolio Class II Shares sold	812,581,460	3,184,026,729
Reinvestment of distributions	591,036	4,235,758
Shares redeemed	(823,228,983)	(3,886,029,493)
Net increase (decrease)	(10,056,487)	(697,767,006)
Prime Money Market Portfolio Class III Shares sold	4,528,623,500	10,890,121,344
Reinvestment of distributions	3,524,792	14,898,506
Shares redeemed	(4,671,484,093)	(11,124,453,526)
Net increase (decrease)	(139,335,801)	(219,433,676)
Prime Money Market Portfolio Select Class Shares sold	2,246,529,367	1,723,888,628
Reinvestment of distributions	354,090	1,057,114
Shares redeemed	(2,132,840,681)	(1,595,617,542)
Net increase (decrease)	114,042,776	129,328,200
Money Market Portfolio Class I Shares sold	49,126,799,840	105,505,578,167
Reinvestment of distributions	58,935,677	180,819,247
Shares redeemed	(49,690,842,545)	(106,398,693,325)
Net increase (decrease)	(505,107,028)	(712,295,911)
Money Market Portfolio Class II Shares sold	1,750,472,176	3,986,654,306
Reinvestment of distributions	813,063	3,567,232
Shares redeemed	(1,764,142,318)	(4,160,812,281)
Net increase (decrease)	(12,857,079)	(170,590,743)
Money Market Portfolio Class III Shares sold	1,163,432,093	3,410,476,669
Reinvestment of distributions	1,502,646	7,182,310
Shares redeemed	(1,219,477,620)	(3,762,937,878)
Net increase (decrease)	(54,542,881)	(345,278,899)
Money Market Portfolio Select Class Shares sold	357,942,895	341,969,148
Reinvestment of distributions	23,050	167,361
Shares redeemed	(358,130,610)	(317,964,938)
Net increase (decrease)	(164,665)	24,171,571

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Six months ended September 30, 2003	Year ended March 31, 2003
Tax-Exempt Portfolio Class I Shares sold	8,119,883,776	13,884,441,824
Reinvestment of distributions	9,005,869	16,516,740
Shares redeemed	(7,832,079,771)	(13,317,758,655)
Net increase (decrease)	296,809,874	583,199,909
Tax-Exempt Portfolio Class II Shares sold	318,068,390	427,146,321
Reinvestment of distributions	204,465	462,493
Shares redeemed	(253,464,488)	(416,711,146)
Net increase (decrease)	64,808,367	10,897,668
Tax-Exempt Portfolio Class III Shares sold	452,682,736	681,376,490
Reinvestment of distributions	386,599	876,104
Shares redeemed	(440,396,254)	(672,019,153)
Net increase (decrease)	12,673,081	10,233,441
Tax-Exempt Portfolio Select Class Shares sold	158,366,316	308,587,683
Reinvestment of distributions	348,792	413,030
Shares redeemed	(203,261,845)	(205,165,115)
Net increase (decrease)	(44,546,737)	103,835,598

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Custodians

The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

FIMM-SANN-1103 358563
1.537280.106

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colchester Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	November 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	November 18, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 18, 2003